Registration No. 333-105441
811-04633
As Filed with the Securities and Exchange Commission on September 16, 2008

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933          [ X ]

Pre-Effective Amendment No. ____          [  ]

Post-Effective Amendment No._8___         [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No._33___          [ X ]

Sun Life (N.Y.) Variable Account D
Registrant

Sun Life Insurance and Annuity Company of New York
Depositor

60 East 42nd Street, Suite 1115
New York, New York 10165
Depositor's Address

1-866-702-6998
Depositor's Telephone Number

Sandra DaDalt
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[  ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]  on October 6, 2008 pursuant to paragraph (b) of Rule 485.

[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ]  on May 1, 2008 pursuant to paragraph (a)(1) of Rule 485.

[  ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment No. 8 to the Registration Statement on Form N-6 (the "Registration Statement") (File Nos. 333-105441, 811-04633) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 7 on April 28, 2008.  This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 7.

PART A

SUPPLEMENT DATED OCTOBER 6, 2008
TO
PROSPECTUS DATED MAY 1, 2008
FOR
FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE
FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE
FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE
ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

I.           The following underlying Funds are added and available for investment by the Variable Sub-Accounts1:

ASSET ALLOCATION	INTERNATIONAL/GLOBAL EQUITY
AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)	MFS® International Growth Portfolio (S Class)
BlackRock Global Allocation V.I. Fund (Class III)	SCSM AllianceBernstein International Value Fund (Initial Class)
Fidelity VIP Balanced Portfolio (Service Class 2)	LARGE CAP EQUITY
Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)	AllianceBernstein VPS Wealth Appreciation Strategy Portfolio (Class B)
SCSM Ibbotson Moderate Fund (Initial Class)[2]	MID CAP EQUITY
SCSM Ibbotson Balanced Fund (Initial Class)[2]	Van Kampen UIF Mid Cap Growth Portfolio (Class II Shares)
SCSM Ibbotson Growth Fund (Initial Class)[2]	Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II Shares)
Van Kampen UIF Equity & Income Portfolio (Class II Shares)	SMALL CAP EQUITY
INFLATION-PROTECTED BOND	SCSM AIM Small Cap Growth Fund (Initial Class)
SCSM BlackRock Inflation Protected Bond Fund (Initial Class)	SCSM Dreman Small Cap Value Fund (Initial Class)
INTERMEDIATE TERM BOND
SCSM PIMCO Total Return Fund (Initial Class)
1Information about the structure and investment objectives of the underlying Funds is available in the prospectuses for the underlying Funds.
2These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.

II.           AllianceBernstein L.P. advises the AllianceBernstein VPS Portfolios and subadvises the SCSM AllianceBernstein International Value Fund.  Merrill Lynch Investment Managers L.P. advises the BlackRock Global Allocation V.I. Fund.  Franklin Templeton Services, LLC administers the Franklin Templeton Founding Funds Allocation Fund (with the following advising the underlying portfolios of the Fund:  Franklin Advisers, Inc. advising the Franklin Income Securities Fund, Franklin Mutual Advisers LLC advising Mutual Shares Securities Fund and Templeton Global Advisers Limited advising Templeton Growth Securities Fund). Morgan Stanley Investment Management Inc. advises the Van Kampen UIF Portfolios.  Invesco Aim Advisors, Inc. subadvises SCSM AIM Small Cap Growth Fund.  BlackRock Financial Management, Inc. subadvises SCSM BlackRock Inflation Protected Bond Fund.  Dreman Value Management, LLC subadvises SCSM Dreman Small Cap Value Fund.  Ibbotson Associates, Inc. subadvises SCSM Ibbotson Balanced Fund, SCSM Ibbotson Growth Fund and SCSM Ibbotson Moderate Fund.  Pacific Investment Management Company LLC subadvises SCSM PIMCO Total Return Fund.

III.	The Total Annual Fund Operating Expenses Table within the prospectus is replaced with the following:

TOTAL ANNUAL FUND OPERATING EXPENSES (deducted by each Fund of the average daily net asset value of each Fund)	Minimum	Maximum
Total Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.20%	2.15%

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PART B

STATEMENT OF ADDITIONAL INFORMATION

FUTURITY SURVIVORSHIP II

VARIABLE UNIVERSAL LIFE POLICY

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

May 1, 2008

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Futurity Survivorship II Variable Universal Life Insurance prospectus, dated May 1, 2008.  The prospectus is available, at no charge, by writing Sun Life Insurance and Annuity Company of New York ("the Company") at One Sun Life Executive Park, Wellesley Hills, MA  02481 or calling 1-866-702-6998.

TABLE OF CONTENTS

THE COMPANY AND THE VARIABLE ACCOUNT	2
CUSTODIAN	2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	2
DISTRIBUTION AND UNDERWRITING OF POLICY	3
THE POLICY	4
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT	5
FINANCIAL STATEMENTS OF THE COMPANY	31

1

THE COMPANY AND THE VARIABLE ACCOUNT

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life Insurance and Annuity Company of New York. Sun Life Financial ultimately controls Sun Life Insurance and Annuity Company of New York through the following intervening companies: Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.

We established Variable Account D on April 24, 2003, pursuant to a resolution of our Board of Directors. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account and paying charges relative to the Variable Account.  The Variable Account will be fully funded at all times for the purposes of Federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Insurance and Annuity Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated April 18, 2008, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph, referring to the adoption of the provisions of the Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No.109”), and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  Their office is located at 200 Berkeley Street, Boston, Massachusetts.

The financial statements of Sun Life (N.Y.) Variable Account D that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated April 18, 2008, accompanying the financial statements expresses an unqualified opinion) and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

DISTRIBUTION AND UNDERWRITING OF THE POLICY

The Policy is offered on a continuous basis.  The Policy is sold by licensed insurance agents ("Selling Agents") in those states where the Policy may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Policy.  The Selling Agents who solicit sales of the Policy typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Policy Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Policy, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

2

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more, in the first year, than 99% of target premium, which will vary based on the Insured's age, sex and rating class, plus 8% of any excess premium payments.  In Policy Years two through five, commissions will not exceed 8% of premium paid.  In Policy Years six through ten, commissions will not exceed 4% of premium paid.  In Policy Years eleven and thereafter, commissions will not exceed 1% of premium paid.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable policies (including the Policy) or assets held within those policies and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Policies over other variable life policies (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Policies.

In addition to selling our variable policies (including the Policy), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual policy is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Policies by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Policies than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Policy to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Policy.

During 2005, 2006 and 2007, Clarendon retained no commissions in connection with the distribution of the Policies.

3

THE POLICY

To apply for a Policy, you must submit an application to our Service Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insureds.  We offer the Policy on a regular (or medical) underwriting.  We may require medical examinations and further information before the proposed application is approved.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  A Policy cannot be issued until the underwriting process has been completed to our satisfaction.  We reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to the Insureds to cover the cost of the increased mortality risk borne by the Company.  The cost of insurance charges are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table.

Expense Charges Applied to Premium. We will deduct a charge from each premium payment upon receipt. Three and one-quarter percent of the charge is used to pay federal, state and local tax obligations.  The remainder of the charge is a sales load used for agent compensation and other at issue costs.  The current charge is 6.00%.  The maximum charge is guaranteed not to exceed 8.00%.

Increase in Face Amount.  After the first policy anniversary, you may request an increase in the Specified Face Amount (SFA) and Supplemental Insurance Amount (SIA).  You must provide satisfactory evidence of each Insured's insurability.  Once requested, an increase will become effective at the next policy anniversary following our approval of your request.  The Policy does not allow for an increase if the younger Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the SFA and SIA other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial SFA and SIA and each increase in the SFA and SIA.  The cost of insurance charges and monthly expense charges applicable to an increase in SFA and SIA may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  In calculating the net amount at risk, your Account Value will first be allocated to the initial death benefit and then to each increase in the SFA and SIA in the order in which the increases were made.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company of New York are included herein.  The financial statements of Sun Life Insurance and Annuity Company of New York are provided as relevant to its ability to meet its financial obligations under the Policies and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

Sun Life (N.Y.) Variable Account D

Statements of Assets and Liabilities - December 31, 2007

Assets:
Investment in	Shares	Cost	Value
AIM Variable Insurance Funds, Inc.
V.I. International Growth Fund Sub-Account (AI4)	1,240	$41,632	$41,700
The Alger American Fund
Mid Cap Growth Portfolio Sub-Account (AL4)	3,247	67,056	76,702
AllianceBernstein Variable Product Series Fund, Inc.
Growth and Income Portfolio Sub-Account (AN3)	2,304	57,203	61,174
Delaware Management Company
VIP Growth Opportunities Series Sub-Account (DGO)	818	17,811	17,476
Dreyfus Investment Portfolios
MidCap Stock Portfolio Sub-Account (DMC)	4,566	79,656	70,861
Fidelity Variable Insurance Products Fund:
Fidelity VIP Index 500 Portfolio Sub-Account (FL4)	707	101,556	115,773
Fidelity VIP Money Market Portfolio Sub-Account (FL5)	170,882	170,882	170,883
Fidelity VIP ContrafundTM Portfolio Sub-Account (FL6)	1,245	38,671	34,619
Fidelity VIP Overseas Portfolio Sub-Account (FL7)	5,524	108,635	139,315
Fidelity VIP Growth Portfolio Sub-Account (FL8)	1,043	32,896	46,916
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund Sub-Account (FTI)	5,433	85,924	110,022
Goldman Sachs Variable Insurance Trust
VIT Structured US Equity Fund Sub-Account (GS3)	3,788	47,861	49,846
Mid Cap Value Fund Sub-Account (GS8)	9	147	128
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio Sub-Account (LA1)	388	11,609	10,831
Mid Cap Value Portfolio Sub-Account (LA2)	1,987	42,444	37,562
MFS/Sun Life Series Trust
Government Securities Series Sub-Account (GSS)	1,728	21,941	22,270
High Yield Series Sub-Account (HYS)	9,843	66,557	64,570
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	152	1,793	1,776
Massachusetts Investors Trust Series Sub-Account (MIT)	15	501	528
New Discovery Series Sub-Account (NWD)	9	160	153
Total Return Series Sub-Account (TRS)	278	5,534	5,419
Utilities Series Sub-Account (UTS)	36	965	1,064
Value Series Sub-Account (MVS)	3,340	53,538	62,723
Oppenheimer Variable Account Funds
Capital Appreciation Fund Sub-Account (OCF)	95	4,220	4,477
PIMCO Variable Insurance Trust
High Yield Portfolio Sub-Account (PHY)	2,416	19,847	19,449
Low Duration Portfolio Sub-Account (PLD)	18,228	184,895	187,744
Emerging Markets Bond Portfolio Sub-Account (PMB)	8,145	111,029	111,348
Real Return Portfolio Sub-Account (PRR)	401	4,815	5,046
Total Return Portfolio Sub-Account (PTR)	6,009	62,322	63,031
Scudder VIT Funds
Scudder VIT Small Cap Index Fund Sub-Account (SSC)	1,901	28,136	27,944
Scudder Variable Series II
SVS Dreman Small Cap Value Portfolio Sub-Account (SCV)	1,996	39,021	40,169
Sun Capital Advisers Trust
Sun Capital Investment Grade Bond Fund Sub-Account (SC2)	2,849	28,255	27,008
Sun Capital Real Estate Fund Sub-Account (SC3)	3,231	64,519	58,942
Sun Capital Blue Chip Mid Cap Fund Sub-Account (SC5)	3,100	61,455	55,645
Sun Capital Davis Venture Value Fund Sub-Account (SC7)	3,114	35,638	42,506
Sun Capital Oppenheimer Main Street Small Cap Fund Sub-Account (SCB)	315	4,872	4,084
Sun Capital All Cap Fund Sub-Account (SCM)	68	861	728

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Assets and Liabilities - December 31, 2007 – continued

Assets - continued:
Investment in – continued:	Shares	Cost	Value
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (TBC)	6,968	$70,225	$82,297
Van Kampen Life Insurance Trust
LIT Growth & Income Portfolio Sub-Account (VGI)	22	468	479
Net Assets Applicable to Contract Owners		$1,775,550	$1,873,208

Net Assets Applicable to Contract Owners
		Units	Value

AIM Variable Insurance Funds, Inc.
AI4		2,099	$41,700
The Alger American Fund
AL4		3,826	76,702
AllianceBernstein Variable Product Series Fund, Inc.
AN3		4,624	61,174
Delaware Management Company
DGO		1,046	17,476
Dreyfus Investment Portfolios
DMC		4,910	70,861
Fidelity Variable Insurance Products Fund
FL4		9,366	115,773
FL5		14,269	170,883
FL6		1,813	34,619
FL7		8,081	139,315
FL8		4,067	46,916
Franklin Templeton Variable Insurance Products Trust
FTI		4,333	110,022
Goldman Sachs Variable Insurance Trust
GS3		4,140	49,846
GS8		8	128
Lord Abbett Series Fund, Inc.
LA1		740	10,831
LA2		2,538	37,562
MFS/Sun Life Series Trust
GSS		1,606	22,270
HYS		4,238	64,570
MIS		176	1,776
MIT		43	528
NWD		14	153
TRS		375	5,419
UTS		52	1,064
MVS		3,883	62,723
Oppenheimer Variable Account Funds
OCF		306	4,477

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Assets and Liabilities - December 31, 2007 – continued

Net Assets Applicable to Contract Owners – continued

	Units	Value

PIMCO Variable Insurance Trust
PHY	1,130	19,449
PLD	16,560	187,744
PMB	5,046	111,348
PRR	370	5,046
PTR	4,824	63,031
Scudder VIT Funds
SSC	1,287	27,944
Scudder Variable Series II
SCV	2,318	40,169
Sun Capital Advisers Trust
SC2	1,901	27,008
SC3	2,120	58,942
SC5	2,936	55,645
SC7	2,935	42,506
SCB	258	4,084
SCM	47	728
T. Rowe Price Equity Series, Inc.
TBC	5,417	82,297
Van Kampen Life Insurance Trust
VGI	31	479
Net Assets		$1,873,208

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Operations - Year Ended December 31, 2007

	AI4	AL4	AN3	DGO
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (e)
Income:
Dividend income	$169	$-	$662	$-

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$122	$141	$649	$(5)
Realized gain distributions	-	4,280	2,722	-
Net realized gains (losses)	$122	$4,421	$3,371	$(5)

Net unrealized appreciation (depreciation) on investments:
End of year	$68	$9,646	$3,971	$(335)
Beginning of year	56	749	5,636	-
Change in unrealized appreciation (depreciation)	$12	$8,897	$(1,665)	$(335)

Realized and unrealized gains (losses)	$134	$13,318	$1,706	$(340)
Increase (Decrease) in net assets from operations	$303	$13,318	$2,368	$(340)

	DMC	FL4	FL5	FL6
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$278	$3,842	$7,930	$278

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(287)	$1,812	$-	$324
Realized gain distributions	7,902	-	-	8,303
Net realized gains (losses)	$7,615	$1,812	$-	$8,627

Net unrealized appreciation (depreciation) on investments:
End of year	$(8,795)	$14,217	$-	$(4,052)
Beginning of year	(1,456)	14,641	-	(205)
Change in unrealized appreciation (depreciation)	$(7,339)	$(424)	$-	$(3,847)

Realized and unrealized gains (losses)	$276	$1,388	$-	$4,780
Increase (Decrease) in net assets from operations	$554	$5,230	$7,930	$5,058

(e) For the period May 1, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Operations - Year Ended December 31, 2007 – continued

	FL7	FL8	FTI	GS3
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,034	$261	$1,964	$557

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$2,906	$407	$1,955	$430
Realized gain distributions	7,831	39	4,479	3,908
Net realized gains (losses)	$10,737	$446	$6,434	$4,338

Net unrealized appreciation (depreciation) on investments:
End of year	$30,680	$14,020	$24,098	$1,985
Beginning of year	26,001	4,593	18,412	7,782
Change in unrealized appreciation (depreciation)	$4,679	$9,427	$5,686	$(5,797)

Realized and unrealized gains (losses)	$15,416	$9,873	$12,120	$(1,459)
Increase (Decrease) in net assets from operations	$19,450	$10,134	$14,084	$(902)

	GS8	LA1	LA2	GSS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1	$136	$172	$891

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1	$96	$123	$(51)
Realized gain distributions	19	749	5,056	-
Net realized gains (losses)	$20	$845	$5,179	$(51)

Net unrealized appreciation (depreciation) on investments:
End of year	$(19)	$(778)	$(4,882)	$329
Beginning of year	(4)	144	517	(207)
Change in unrealized appreciation (depreciation)	$(15)	$(922)	$(5,399)	$536

Realized and unrealized gains (losses)	$5	$(77)	$(220)	$485
Increase (Decrease) in net assets from operations	$6	$59	$(48)	$1,376

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Operations - Year Ended December 31, 2007 – continued

	HYS	MIS	MIT	NWD
	Sub-Account	Sub-Account (e)	Sub-Account	Sub-Account
Income:
Dividend income	$4,630	$-	$6	$-

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(262)	$-	$19	$7
Realized gain distributions	-	-	-	3
Net realized gains (losses)	$(262)	$-	$19	$10

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,987)	$(17)	$27	$(7)
Beginning of year	1,235	-	29	3
Change in unrealized appreciation (depreciation)	$(3,222)	$(17)	$(2)	$(10)

Realized and unrealized gains (losses)	$(3,484)	$(17)	$17	$-
Increase (Decrease) in net assets from operations	$1,146	$(17)	$23	$-

	TRS	UTS	MVS	OCF
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3	$6	$962	$1

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$-	$77	$410	$50
Realized gain distributions	4	-	3,495	-
Net realized gains (losses)	$4	$77	$3,905	$50

Net unrealized appreciation (depreciation) on investments:
End of year	$(115)	$99	$9,185	$257
Beginning of year	2	44	9,360	22
Change in unrealized appreciation (depreciation)	$(117)	$55	$(175)	$235

Realized and unrealized gains (losses)	$(113)	$132	$3,730	$285
Increase (Decrease) in net assets from operations	$(110)	$138	$4,692	$286

(e) For the period May 1, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Operations - Year Ended December 31, 2007 – continued

	PHY	PLD	PMB	PRR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$682	$8,282	$5,124	$181

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(5)	$(140)	$172	$(18)
Realized gain distributions	-	-	2,192	12
Net realized gains (losses)	$(5)	$(140)	$2,364	$(6)

Net unrealized appreciation (depreciation) on investments:
End of year	$(398)	$2,849	$319	$231
Beginning of year	6	(1,613)	2,453	(26)
Change in unrealized appreciation (depreciation)	$(404)	$4,462	$(2,134)	$257

Realized and unrealized gains (losses)	$(409)	$4,322	$230	$251
Increase (Decrease) in net assets from operations	$273	$12,604	$5,354	$432

	PTR	SSC	SCV	SC2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,792	155	394	1,315

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(96)	340	292	(63)
Realized gain distributions	-	1,622	5,691	-
Net realized gains (losses)	$(96)	1,962	5,983	(63)

Net unrealized appreciation (depreciation) on investments:
End of year	$709	(192)	1,148	(1,247)
Beginning of year	(1,597)	2,765	6,293	(936)
Change in unrealized appreciation (depreciation)	$2,306	(2,957)	(5,145)	(311)

Realized and unrealized gains (losses)	$2,210	(995)	838	(374)
Increase (Decrease) in net assets from operations	$5,002	(840)	1,232	941

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Operations - Year Ended December 31, 2007 – continued

	SC3	SC5	SC7	SCB
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$966	$630	$239	$-

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$1,100	$84	$398	$18
Realized gain distributions	8,048	9,530	-	422
Net realized gains (losses)	$9,148	$9,614	$398	$440

Net unrealized appreciation (depreciation) on investments:
End of year	$(5,577)	$(5,810)	$6,868	$(788)
Beginning of year	13,450	(313)	6,131	22
Change in unrealized appreciation (depreciation)	$(19,027)	$(5,497)	$737	$(810)

Realized and unrealized gains (losses)	$(9,879)	$4,117	$1,135	$(370)
Increase (Decrease) in net assets from operations	$(8,913)	$4,747	$1,374	$(370)

	SCM	TBC	VGI
	Sub-Account (e)	Sub-Account	Sub-Account
Income:
Dividend income	$7	$348	$4

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(6)	$973	$14
Realized gain distributions	49	-	8
Net realized gains (losses)	$43	$973	$22

Net unrealized appreciation (depreciation) on investments:
End of year	$(133)	$12,072	$11
Beginning of year	-	6,313	31
Change in unrealized appreciation (depreciation)	$(133)	$5,759	$(20)

Realized and unrealized gains (losses)	$(90)	$6,732	$2
Increase (Decrease) in net assets from operations	$(83)	$7,080	$6

(e) For the period May 1, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Changes in Net Assets

	AI4		AL4		AN3		DGO		DMC
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007 (e)	2006	2007	2006
Operations:
Net investment income	$169	$3	$-	$-	$662	$518	$-	$-	$278	$198
Net realized gains (losses)	122	41	4,421	3,797	3,371	2,728	(5)	-	7,615	8,505
Net unrealized gains (losses)	12	36	8,897	(1,127)	(1,665)	4,215	(335)	-	(7,339)	(4,590)
Increase (Decrease) in net assets from
operations	$303	$80	$13,318	$2,670	$2,368	$7,461	$(340)	$-	$554	$4,113

Contract Owner Transactions:
Purchase payments received	$419	$46	$364	$398	$10,046	$7,994	$-	$-	$13,114	$10,288
Net transfers between Sub-Accounts and
Fixed Account	41,740	-	36,167	41	1,028	6,933	18,053	-	(1,879)	13,219
Withdrawals and surrenders	-	-	-	-	(359)	(35)	-	-	(495)	(49)
Mortality and expense risk charges	(128)	(2)	(290)	(166)	(362)	(306)	(54)	-	(434)	(342)
Charges for life insurance protection and
monthly administration charge	(893)	(98)	(1,710)	(1,101)	(4,249)	(3,914)	(183)	-	(5,406)	(5,041)
Increase (decrease) in net assets from
contract owner activity	$41,138	$(54)	$34,531	$(828)	$6,104	$10,672	$17,816	$-	$4,900	$18,075

Increase (decrease) in net assets	$41,441	$26	$47,849	$1,842	$8,472	$18,133	$17,476	$-	$5,454	$22,188

Net Assets:
Beginning of year	$259	$233	$28,853	$27,011	$52,702	$34,569	$-	$-	$65,407	$43,219
End of year	$41,700	$259	$76,702	$28,853	$61,174	$52,702	$17,476	$-	$70,861	$65,407

Unit Transactions:
Beginning of year	15	17	1,893	1,952	4,178	3,206	-	-	4,600	3,276
Purchased	22	5	19	27	759	704	-	-	859	753
Transferred between Sub-Accounts and Fixed
Accumulation Account	2,113	-	2,026	3	67	641	1,061	-	(127)	968
Withdrawn, surrendered, and redeemed
for contract charges	(51)	(7)	(112)	(89)	(380)	(373)	(15)	-	(422)	(397)
End of year	2,099	15	3,826	1,893	4,624	4,178	1,046	-	4,910	4,600
(e) For the period May 1, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Changes in Net Assets – continued

	FL4		FL5		FL6		FL7		FL8
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$3,842	$1,315	$7,930	$5,807	$278	$295	$4,034	$733	$261	$104
Net realized gains (losses)	1,812	869	-	-	8,627	2,454	10,737	2,438	446	127
Net unrealized gains (losses)	(424)	11,268	-	-	(3,847)	(607)	4,679	13,585	9,427	2,236
Increase (Decrease) in net assets from
operations	$5,230	$13,452	$7,930	$5,807	$5,058	$2,142	$19,450	$16,756	$10,134	$2,467

Contract Owner Transactions:
Purchase payments received	$19,597	$15,251	$86,144	$22,044	$2,720	$2,380	$16,247	$12,362	$181	$181
Net transfers between Sub-Accounts and
Fixed Account	(2,648)	13,878	(21,862)	24,354	161	21,852	(564)	11,197	-	-
Withdrawals and surrenders	(679)	(67)	(5)	-	-	-	(695)	(70)	-	-
Mortality and expense risk charges	(653)	(550)	(1,005)	(798)	(182)	(139)	(633)	(534)	(298)	(274)
Charges for life insurance protection and
monthly administration charge	(8,275)	(7,572)	(47,032)	(39,739)	(1,359)	(1,165)	(8,536)	(7,250)	(1,571)	(1,327)
Increase (decrease) in net assets from
contract owner activity	$7,342	$20,940	$16,240	$5,861	$1,340	$22,928	$5,819	$15,705	$(1,688)	$(1,420)

Increase (decrease) in net assets	$12,572	$34,392	$24,170	$11,668	$6,398	$25,070	$25,269	$32,461	$8,446	$1,047

Net Assets:
Beginning of year	$103,201	$68,809	$146,713	$135,045	$28,221	$3,151	$114,046	$81,585	$38,470	$37,423
End of year	$115,773	$103,201	$170,883	$146,713	$34,619	$28,221	$139,315	$114,046	$46,916	$38,470

Unit Transactions:
Beginning of year	8,794	6,780	12,875	12,416	1,736	216	7,753	6,542	4,231	4,393
Purchased	1,576	1,422	7,383	1,949	155	159	996	926	18	21
Transferred between Sub-Accounts and Fixed
Accumulation Account	(223)	1,354	(1,882)	2,150	8	1,447	(60)	875	-	-
Withdrawn, surrendered, and redeemed
for contract charges	(781)	(762)	(4,107)	(3,640)	(86)	(86)	(608)	(590)	(182)	(183)
End of year	9,366	8,794	14,269	12,875	1,813	1,736	8,081	7,753	4,067	4,231

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Changes in Net Assets – continued

	FTI		GS3		GS8		LA1		LA2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$1,964	$939	$557	$492	$1	$2	$136	$34	$172	$159
Net realized gains (losses)	6,434	1,031	4,338	230	20	23	845	105	5,179	2,562
Net unrealized gains (losses)	5,686	12,944	(5,797)	4,778	(15)	1	(922)	144	(5,399)	925
Increase (Decrease) in net assets from
operations	$14,084	$14,914	$(902)	$5,500	$6	$26	$59	$283	$(48)	$3,646

Contract Owner Transactions:
Purchase payments received	$13,790	$8,323	$517	$523	$-	$77	$3,224	$-	$1,892	$1,722
Net transfers between Sub-Accounts and
Fixed Account	1,938	8,578	5,264	41	1	-	5,902	3,230	4,691	41
Withdrawals and surrenders	(364)	(34)	-	-	-	-	-	-	-	-
Mortality and expense risk charges	(517)	(426)	(300)	(265)	(1)	(1)	(49)	(14)	(214)	(180)
Charges for life insurance protection and
monthly administration charge	(6,201)	(5,350)	(2,304)	(1,727)	(58)	(66)	(1,076)	(728)	(1,712)	(1,297)
Increase (decrease) in net assets from
contract owner activity	$8,646	$11,091	$3,177	$(1,428)	$(58)	$10	$8,001	$2,488	$4,657	$286

Increase (decrease) in net assets	$22,730	$26,005	$2,275	$4,072	$(52)	$36	$8,060	$2,771	$4,609	$3,932

Net Assets:
Beginning of year	$87,292	$61,287	$47,571	$43,499	$180	$144	$2,771	$-	$32,953	$29,021
End of year	$110,022	$87,292	$49,846	$47,571	$128	$180	$10,831	$2,771	$37,562	$32,953

Unit Transactions:
Beginning of year	3,969	3,384	3,887	4,012	11	11	196	-	2,240	2,214
Purchased	590	425	42	45	-	5	224	-	124	132
Transferred between Sub-Accounts and Fixed
Accumulation Account	72	454	420	4	-	-	396	251	299	3
Withdrawn, surrendered, and redeemed
for contract charges	(298)	(294)	(209)	(174)	(3)	(5)	(76)	(55)	(125)	(109)
End of year	4,333	3,969	4,140	3,887	8	11	740	196	2,538	2,240

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Changes in Net Assets – continued

	GSS		HYS		MIS		MIT		NWD
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007 (e)	2006	2007	2006	2007	2006
Operations:
Net investment income	$891	$739	$4,630	$4,541	$-	$-	$6	$3	$-	$-
Net realized gains (losses)	(51)	(51)	(262)	(234)	-	-	19	15	10	1
Net unrealized gains (losses)	536	(87)	(3,222)	1,436	(17)	-	(2)	16	(10)	3
Increase (Decrease) in net assets from
operations	$1,376	$601	$1,146	$5,743	$(17)	$-	$23	$34	$-	$4

Contract Owner Transactions:
Purchase payments received	$2,061	$2,061	$3,805	$3,805	$-	$-	$328	$158	$168	$43
Net transfers between Sub-Accounts and
Fixed Account	3,306	789	1,630	560	1,818	-	-	-	(1)	47
Withdrawals and surrenders	(5)	-	(11)	-	-	-	-	-	-	-
Mortality and expense risk charges	(125)	(107)	(411)	(374)	(2)	-	(3)	(2)	(1)	-
Charges for life insurance protection and
monthly administration charge	(981)	(921)	(2,980)	(2,635)	(23)	-	(110)	(103)	(77)	(30)
Increase (decrease) in net assets from
contract owner activity	$4,256	$1,822	$2,033	$1,356	$1,793	$-	$215	$53	$89	$60

Increase (decrease) in net assets	$5,632	$2,423	$3,179	$7,099	$1,776	$-	$238	$87	$89	$64

Net Assets:
Beginning of year	$16,638	$14,215	$61,391	$54,292	$-	$-	$290	$203	$64	$-
End of year	$22,270	$16,638	$64,570	$61,391	$1,776	$-	$528	$290	$153	$64

Unit Transactions:
Beginning of year	1,286	1,139	4,107	4,010	-	-	25	20	6	-
Purchased	157	165	248	270	-	-	27	15	15	4
Transferred between Sub-Accounts and Fixed
Accumulation Account	247	64	105	41	178	-	-	-	-	5
Withdrawn, surrendered, and redeemed
for contract charges	(84)	(82)	(222)	(214)	(2)	-	(9)	(10)	(7)	(3)
End of year	1,606	1,286	4,238	4,107	176	-	43	25	14	6

(e) For the period May 1, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Changes in Net Assets – continued

	TRS		UTS		MVS		OCF		PHY
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$3	$-	$6	$6	$962	$790	$1	$1	$682	$22
Net realized gains (losses)	4	1	77	24	3,905	2,131	50	13	(5)	-
Net unrealized gains (losses)	(117)	2	55	32	(175)	7,365	235	9	(404)	7
Increase (Decrease) in net assets from
operations	$(110)	$3	$138	$62	$4,692	$10,286	$286	$23	$273	$29

Contract Owner Transactions:
Purchase payments received	$168	$41	$417	$121	$1,279	$1,279	$666	$201	$200	$200
Net transfers between Sub-Accounts and
Fixed Account	5,452	47	507	47	763	-	3,505	47	18,966	-
Withdrawals and surrenders	-	-	-	-	-	-	-	-	-	-
Mortality and expense risk charges	(6)	-	(4)	(1)	(350)	(311)	(16)	(2)	(58)	(2)
Charges for life insurance protection and
monthly administration charge	(146)	(30)	(266)	(101)	(2,248)	(1,775)	(352)	(161)	(293)	(94)
Increase (decrease) in net assets from
contract owner activity	$5,468	$58	$654	$66	$(556)	$(807)	$3,803	$85	$18,815	$104

Increase (decrease) in net assets	$5,358	$61	$792	$128	$4,136	$9,479	$4,089	$108	$19,088	$133

Net Assets:
Beginning of year	$61	$-	$272	$144	$58,587	$49,108	$388	$280	$361	$228
End of year	$5,419	$61	$1,064	$272	$62,723	$58,587	$4,477	$388	$19,449	$361

Unit Transactions:
Beginning of year	4	-	17	12	3,914	3,968	30	24	22	15
Purchased	12	3	23	9	86	100	48	16	12	13
Transferred between Sub-Accounts and Fixed
Accumulation Account	369	4	27	3	47	-	254	4	1,117	-
Withdrawn, surrendered, and redeemed
for contract charges	(10)	(3)	(15)	(7)	(164)	(154)	(26)	(14)	(21)	(6)
End of year	375	4	52	17	3,883	3,914	306	30	1,130	22
See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Changes in Net Assets – continued

	PLD		PMB		PRR		PTR		SSC
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$8,282	$6,393	$5,124	$3,286	$181	$14	$2,792	$2,293	$155	$72
Net realized gains (losses)	(140)	(249)	2,364	966	(6)	8	(96)	147	1,962	1,137
Net unrealized gains (losses)	4,462	(128)	(2,134)	1,378	257	(24)	2,306	(405)	(2,957)	2,049
Increase (Decrease) in net assets from
operations	$12,604	$6,016	$5,354	$5,630	$432	$(2)	$5,002	$2,035	$(840)	$3,258

Contract Owner Transactions:
Purchase payments received	$15,993	$14,112	$6,319	$5,169	$3,588	$364	$4,919	$4,017	$5,660	$3,979
Net transfers between Sub-Accounts and
Fixed Account	8,602	12,682	37,658	4,471	1,168	41	2,475	7,271	1,293	4,206
Withdrawals and surrenders	(201)	-	(91)	-	-	-	(137)	(12)	(219)	(24)
Mortality and expense risk charges	(1,191)	(1,032)	(545)	(382)	(22)	(2)	(397)	(344)	(158)	(123)
Charges for life insurance protection and
monthly administration charge	(9,262)	(8,551)	(4,324)	(3,508)	(603)	(180)	(3,651)	(3,560)	(2,541)	(2,047)
Increase (decrease) in net assets from
contract owner activity	$13,941	$17,211	$39,017	$5,750	$4,131	$223	$3,209	$7,372	$4,035	$5,991

Increase (decrease) in net assets	$26,545	$23,227	$44,371	$11,380	$4,563	$221	$8,211	$9,407	$3,195	$9,249

Net Assets:
Beginning of year	$161,199	$137,972	$66,977	$55,597	$483	$262	$54,820	$45,413	$24,749	$15,500
End of year	$187,744	$161,199	$111,348	$66,977	5,046	$483	$63,031	$54,820	$27,944	$24,749

Unit Transactions:
Beginning of year	15,264	13,585	3,211	2,913	39	21	4,561	3,924	1,115	818
Purchased	1,482	1,368	296	265	286	29	402	345	245	193
Transferred between Sub-Accounts and Fixed
Accumulation Account	793	1,242	1,770	232	93	3	198	627	55	210
Withdrawn, surrendered, and redeemed
for contract charges	(979)	(931)	(231)	(199)	(48)	(14)	(337)	(335)	(128)	(106)
End of year	16,560	15,264	5,046	3,211	370	39	4,824	4,561	1,287	1,115

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Changes in Net Assets – continued

	SCV		SC2		SC3		SC5		SC7
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income	$394	$262	$1,315	$1,277	$966	$946	$630	$-	239	241
Net realized gains (losses)	5,983	2,780	(63)	233	9,148	3,777	9,614	5,211	398	152
Net unrealized gains (losses)	(5,145)	4,627	(311)	(207)	(19,027)	13,882	(5,497)	(2,074)	737	4,261
Increase (Decrease) in net assets from
operations	$1,232	$7,669	$941	$1,303	$(8,913)	$18,605	$4,747	$3,137	$1,374	$4,654

Contract Owner Transactions:
Purchase payments received	$2,070	$2,068	$-	$-	$5,883	$4,424	$3,392	$21	$364	$362
Net transfers between Sub-Accounts and
Fixed Account	420	41	2,254	-	41	743	18,053	3,277	7,015	41
Withdrawals and surrenders					(217)	(24)
Mortality and expense risk charges	(215)	(184)	(177)	(161)	(330)	(298)	(262)	(175)	(237)	(195)
Charges for life insurance protection and
monthly administration charge	(1,558)	(1,301)	(1,169)	(919)	(3,677)	(3,266)	(2,194)	(1,634)	(1,771)	(1,290)
Increase (decrease) in net assets from
contract owner activity	$717	$624	$908	$(1,080)	$1,700	$1,579	$18,989	$1,489	$5,371	$(1,082)

Increase (decrease) in net assets	$1,949	$8,293	$1,849	$223	$(7,213)	$20,184	$23,736	$4,626	$6,745	$3,572

Net Assets:
Beginning of year	$38,220	$29,927	$25,159	$24,936	$66,155	$45,971	$31,909	$27,283	$35,761	$32,189
End of year	$40,169	$38,220	$27,008	$25,159	$58,942	$66,155	$55,645	$31,909	$42,506	$35,761

Unit Transactions:
Beginning of year	2,273	2,226	1,837	1,919	2,067	1,996	1,943	1,849	2,574	2,659
Purchased	121	141	-	-	186	161	192	3	25	28
Transferred between Sub-Accounts and Fixed
Accumulation Account	24	3	160	-	2	41	933	208	475	3
Withdrawn, surrendered, and redeemed
for contract charges	(100)	(97)	(96)	(82)	(135)	(131)	(132)	(117)	(139)	(116)
End of year	2,318	2,273	1,901	1,837	2,120	2,067	2,936	1,943	2,935	2,574

See notes to financial statements

Sun Life (N.Y.) Variable Account D

Statements of Changes in Net Assets – continued

	SCB		SCM		TBC		VGI
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007 (e)	2006	2007	2006	2007	2006
Operations:
Net investment income	$-	$-	$7	$-	$348	$146	$4	$1
Net realized gains (losses)	440	11	43	-	973	367	22	15
Net unrealized gains (losses)	(810)	23	(133)	-	5,759	3,954	(20)	18
Increase (Decrease) in net assets from
operations	$(370)	$34	$(83)	$-	$7,080	$4,467	$6	$34

Contract Owner Transactions:
Purchase payments received	$182	$181	$-	$-	$9,874	$7,699	$158	$158
Net transfers between Sub-Accounts and
Fixed Account	4,235	20	1,015	-	19,264	9,113	180	-
Withdrawals and surrenders					(358)	(33)
Mortality and expense risk charges	(15)	(1)	(3)	-	(393)	(275)	(2)	(1)
Charges for life insurance protection and
monthly administration charge	(240)	(101)	(201)	-	(4,523)	(3,805)	(101)	(75)
Increase (decrease) in net assets from
contract owner activity	$4,162	$99	$811	$-	$23,864	$12,699	$235	$82

Increase (decrease) in net assets	$3,792	$133	$728	$-	$30,944	$17,166	$241	$116

Net Assets:
Beginning of year	$292	$159	$-	$-	$51,353	$34,187	$238	$122
End of year	$4,084	$292	$728	$-	$82,297	$51,353	$479	$238

Unit Transactions:
Beginning of year	18	11	-	-	3,811	2,782	16	10
Purchased	11	12	-	-	677	616	11	12
Transferred between Sub-Accounts and Fixed
Accumulation Account	244	1	59	-	1,292	740	11	-
Withdrawn, surrendered, and redeemed
for contract charges	(15)	(6)	(12)	-	(363)	(327)	(7)	(6)
End of year	258	18	47	-	5,417	3,811	31	16

(e) For the period May 1, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Sun Life of Canada (N.Y.) Variable Account D

Notes to Financial Statements

(1) Organization

Sun Life (N.Y.) Variable Account A (the “Variable Account”), a separate account of Sun Life Insurance and Annuity Company of  New York (the “Sponsor”) was established on April 24, 2003 as a funding vehicle for the variable portion of certain individual variable universal life insurance contracts.  The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts.  Each Sub-Account is invested in shares of a single corresponding investment portfolio of one of the following mutual funds:

AIM V.I. International Growth Fund Sub-Account, Alger American Mid Cap Growth Portfolio Sub-Account, AllianceBernstein VP Growth and Income Portfolio Sub-Account, Delaware VIP Growth Opportunities Series Sub-Account, Dreyfus MidCap Stock Portfolio Sub-Account, Fidelity VIP Index 500 Portfolio Sub-Account, Fidelity VIP Money Market Portfolio Sub-Account, Fidelity VIP Contrafund Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account, Fidelity VIP Growth Portfolio Sub-Account, Franklin Templeton Foreign Securities Sub-Account, Goldman Sachs Structured US Equity Sub-Account, Goldman Sachs Mid Cap Value Fund Sub-Account, Lord Abbett Growth and Income Portfolio Sub-Account, Lord Abbett Mid-Cap Value Portfolio Sub-Account, MFS/Sun Life Series Trust Government Securities Series Sub-Account, MFS/Sun Life Series Trust High Yield Series Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Series Trust New Discovery Series Sub-Account, MFS/Sun Life Series Trust Total Return Series Sub-Account, MFS/Sun Life Series Trust Utilities Series Sub-Account, MFS/Sun Life Series Trust Value Series Sub-Account, Oppenheimer Capital Appreciation Fund Sub-Account, PIMCO High Yield Portfolio Sub-Account, PIMCO Low Duration Fund Sub-Account, PIMCO Emerging Markets Bond Portfolio Sub-Account, PIMCO Real Return Portfolio Sub-Account, PIMCO Total Return Portfolio Sub-Account, Scudder VIT Small Cap Index Fund Sub-Account, Scudder SVS Dreman Small Cap Value Portfolio Sub-Account, Sun Capital Investment Grade Bond Fund Sub-Account, Sun Capital Real Estate Fund Sub-Account, Sun Capital Blue Chip Mid-Cap Fund Sub-Account, Sun Capital Davis Venture Value Fund  Sub-Account, Sun Capital Oppenheimer Main Street Small Cap Fund Sub-Account, Sun Capital All Cap Fund Sub-Account, T. Rowe Price Blue Chip Growth Portfolio Sub-Account and Van Kampen LIT Growth & Income Portfolio Sub-Account (collectively the “Funds” or “Sub-Accounts”).

The Variable Account exists in accordance with the regulations of the New York State Insurance Department.  The assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities.  Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of investment income, realized and unrealized gains or losses during the reporting period.  Actual results could differ from those estimates.

Investment Valuations
Investments in the Funds are recorded at their net asset value and are carried at market value.  Transactions are recorded on a trade date basis.  Realized gains and losses on sales of shares of the Funds are determined on the first in, first out basis.  Dividend income and realized gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-distribution date.

Federal Income Tax Status
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not currently subject to tax by the contract owner.

Sun Life of Canada (N.Y.) Variable Account D

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes –an interpretation of FASB Statement No. 109” (“FIN48”).  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes”.  This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006.  The Sub-Accounts adopted FIN 48 on January 1, 2007.  The Sub-Accounts are not responsible for the payment or recording of income taxes and therefore the adoption of FIN 48 did not have an impact on the financial statements.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements, but does not change existing guidance as to whether or not an instrument is carried at fair value.

SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants.  The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2 and 3”).  Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability.  SFAS No. 157 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.  Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements.

The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007, and are to be applied prospectively, except for changes in fair value measurements that result from the initial application of SFAS No. 157, which are to be recorded as an adjustment to opening retained earnings in the year of adoption.  Sponsor of the Sub-Accounts will adopt SFAS No. 157 effective January 1, 2008 and will apply the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value.  The adoption of SFAS No. 157 is not expected to have a material impact on the Sub-Account's financial position or results of operations.

(3) Contract Charges and Related Party Transactions

The Sponsor sells both a Survivorship Variable Universal Life Insurance Product (“Survivorship Product”) and Single Life Variable Universal Life Products (“Single Life Products”).  The contract charges for these products are as follows:

Mortality and Expense Risk – A mortality and expense risk charge based on the value of the Variable Account is deducted at the monthly anniversary date from the contract’s account value, through the reduction of unit values for the mortality and expense risks assumed by the Sponsor.  The maximum deduction is at an effective annual rate of .60%, for policy years one through 10 for the Single Life Products, and policy years one through 15 for the Survivorship Product.  Thereafter, the effective annual rate is .10% for the Single Life Products and .20% for the Survivorship Product, respectively.

Administration Charges - For the Single Life Products, a monthly charge of $8 is deducted in all policy years, as well as a monthly charge based on the specified face amount is deducted in the first 10 policy years, and for the first 10 policy years following the effective date of each specified face amount increase.  For the Survivorship Product, the monthly expense charge is deducted for the first 10 policy years, and for the first 10 policy years following the effective date of each specified face amount increase.  The charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured.  These monthly charges are deducted from each contract’s account value to cover administrative expenses and issuance costs.

Sun Life of Canada (N.Y.) Variable Account D

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

Charges for Life Insurance Protection – A monthly cost of insurance charge is deducted from the contract’s account value to cover anticipated costs of providing insurance coverage.  The charge is based on the length of time a policy has been in force and other factors, including issue age, sex, and rating class of each insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioner’s Standard Ordinary smoker and non-smoker mortality tables.

Sales Charge - The Sponsor deducts a sales charge from premiums at the time of purchase.  For the Single Life Products the current charge is 5.25% of the amount of premium.  The maximum charge is guaranteed not to exceed 7.25%.  For the Survivorship Product, the charge is based on certain factors, including the specified face amount, age, sex, and rating class of the insured.  The current charge is 6% of premiums, and is guaranteed not to exceed 8%.

Surrender Charge - A surrender charge may be deducted to cover certain expenses relating to the sale of the contract.  The surrender charge is based on certain factors, including the specified face amount, the insured’s age, sex and rating class. For the Survivorship Product, the surrender charge period will generally end after 15 policy years from the date of policy issue, or 15 policy years from the effective date of each specified face amount increase.  For the Single Life Products, the Futurity Protector II and Futurity Accumulator II products, the surrender charge applies to the first 12 and nine years respectively, from the date of policy issuance, or the respective policy years from the effective date of each specified face amount increase.  Surrender charges are deducted and retained by the Sponsor.   These amounts are included in the “Withdrawals and Surrenders” line on the Statement of Changes in Net Assets for each Sub-Account.

Massachusetts Financial Services Company is the investment adviser to the MFS/Sun Life Series Trust.  Sun Capital Advisers LLC is the investment adviser to Sun Capital Advisers Trust.  Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .50% to .75% and .50% to .95% of average net asset value, respectively.

 (4) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of investments of the Funds for each Sub-Account for the year ended December 31, 2007:

	Purchases	Sales

AIM Variable Insurance Funds, Inc.
V.I. International Growth Fund Sub-Account (AI4)	$ 42,348	$ 1,041
The Alger American Fund
Mid Cap Growth Portfolio Sub-Account (AL4)	40,751	1,940
AllianceBernstein Variable Product Series Fund, Inc.
Growth and Income Portfolio Sub-Account (AN3)	15,011	5,523
Delaware Management Company
VIP Growth Opportunities Series Sub-Account (DGO)	18,053	237
Dreyfus Investment Portfolios
MidCap Stock Portfolio Sub-Account (DMC)	19,907	6,827
Fidelity Variable Insurance Products Fund
Fidelity VIP Index 500 Portfolio Sub-Account (FL4)	21,277	10,093
Fidelity VIP Money Market Portfolio Sub-Account (FL5)	91,071	66,903
Fidelity VIP ContrafundTM Portfolio Sub-Account (FL6)	11,420	1,499
Fidelity VIP Overseas Portfolio Sub-Account (FL7)	27,817	10,133
Fidelity VIP Growth Portfolio Sub-Account (FL8)	481	1,869
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities FundSub-Account (FTI)	22,659	7,570
Goldman Sachs Variable Insurance Trust
VIT Structured US Equity Fund Sub-Account (GS3)	10,133	2,491
Mid Cap Value Fund Sub-Account (GS8)	21	59
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio Sub-Account (LA1)	10,010	1,124
Mid Cap Value Portfolio Sub-Account (LA2)	11,706	1,821

Sun Life of Canada (N.Y.) Variable Account D

Notes to Financial Statements - continued

(4) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust
Government Securities Series Sub-Account (GSS)	$ 6,117	$ 970
High Yield Series Sub-Account (HYS)	9,643	2,980
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	1,818	25
Massachusetts Investors Trust Series Sub-Account (MIT)	329	108
New Discovery Series Sub-Account (NWD)	170	78
Total Return Series Sub-Account (TRS)	5,627	153
Utilities Series Sub-Account (UTS)	912	252
Value Series Sub-Account (MVS)	6,304	2,403
Oppenheimer Variable Account Funds
Capital Appreciation Fund Sub-Account (OCF)	4,149	345
PIMCO Variable Insurance Trust
High Yield Portfolio Sub-Account (PHY)	19,838	341
Low Duration Portfolio Sub-Account (PLD)	30,933	8,710
Emerging Markets Bond Portfolio Sub-Account (PMB)	50,301	3,968
Real Return Porfolio Sub-Account (PRR)	4,862	538
Total Return Portfolio Sub-Account (PTR)	9,337	3,336
Scudder VIT Funds
Scudder VIT Small Cap Index Fund Sub-Account (SSC)	8,718	2,906
Scudder Variable Series II
SVS Dreman Small Cap Value Portfolio Sub-Account (SCV)	8,507	1,705
Sun Capital Advisers Trust
Sun Capital Investment Grade Bond Fund Sub-Account (SC2)	3,460	1,237
Sun Capital Real Estate Fund Sub-Account (SC3)	15,075	4,361
Sun Capital Blue Chip Mid Cap Fund Sub-Account (SC5)	31,600	2,451
Sun Capital Davis Venture Value Fund Sub-Account (SC7)	7,561	1,951
Sun Capital Oppenheimer Main Street Small Cap Fund Sub-Account (SCB)	4,823	239
Sun Capital All Cap Fund Sub-Account (SCM)	1,071	204
T. Rowe Price Equity Series, Inc.
T.Rowe Price Blue Chip Growth Portfolio Sub-Account (TBC)	28,788	4,576
Van Kampen Life Insurance Trust
LIT Growth & Income Portfolio Sub-Account (VGI)	350	103

Sun Life (N.Y.) Variable Account D

Notes to Financial Statements – continued

(5) Financial Highlights

The summary of units outstanding, unit values, net assets, investment income ratio and the total return for the years in the period ended December 31, is as follows:

	At December 31			For year ended December 31

				Investment	Total
	Units	Unit Value	Net Assets	Income Ratio*	Return **

AI4
December 31,2007	2,099	$19.8683	$41,700	0.84%	14.71%
December 31,2006	15	17.3200	259	0.96	28.23
December 31,2005	17	13.5100	233	1.96	19.99
December 31,2004	-	-	-	-	-
AL4
December 31,2007	3,826	20.0484	76,702	-	31.55
December 31,2006	1,893	15.2400	28,853	-	10.14
December 31,2005	1,952	13.8400	27,011	-	7.56
December 31,2004 (d)	-	-	-	-	-
AN3
December 31,2007	4,624	13.2284	61,174	1.17	4.82
December 31,2006	4,178	12.6153	52,702	1.16	16.98
December 31,2005	3,206	10.7800	34,569	1.20	4.60
December 31,2004	521	10.3100	5,373	0.04	28.94
DGO
December 31,2007 (e)	1,046	16.7006	17,476	-	(1.88)
DMC
December 31,2007	4,910	14.4327	70,861	0.39	1.50
December 31,2006	4,600	14.2197	65,407	-	0.08
December 31,2005	3,276	13.2000	43,219	0.03	9.17
December 31,2004 (d)	572	12.0900	6,921	0.56	20.89
FL4
December 31,2007	9,366	12.3616	115,773	3.45	5.38
December 31,2006	8,794	11.7349	103,201	1.49	15.61
December 31,2005	6,780	10.1500	68,809	0.98	4.71
December 31,2004	1,075	9.6900	10,418	-	8.05
FL5
December 31,2007	14,269	11.9776	170,883	4.95	5.07
December 31,2006	12,875	11.3954	146,713	4.60	4.77
December 31,2005	12,416	10.8800	135,045	3.37	2.93
December 31,2004	138	10.5700	1,458	0.62	0.58
FL6
December 31,2007	1,813	19.0976	34,619	0.88	17.52
December 31,2006	1,736	16.2522	28,221	1.30	11.59
December 31,2005	216	14.5600	3,151	-	17.56
December 31,2004	-	12.4600	-	-	7.96
FL7
December 31,2007	8,081	17.2402	139,315	3.16	17.20
December 31,2006	7,753	14.7092	114,046	0.74	17.95
December 31,2005	6,542	12.4700	81,585	0.24	18.97
December 31,2004	771	10.4800	8,083	-	11.44
FL8
December 31,2007	4,067	11.5349	46,916	0.61	26.90
December 31,2006	4,231	9.0919	38,470	0.28	6.73
December 31,2005	4,393	8.5200	37,423	-	5.67
December 31,2004	18	8.0600	147	-	(0.25)

(d) For the period August 6, 2004 (commencement of operations) through December 31, 2004.
(e) For the period May 1, 2007 (commencement of operations) through December 31, 2007.

Sun Life (N.Y.) Variable Account D

Notes to Financial Statements – continued

(5) Financial Highlights – continued

	At December 31			For year ended December 31

				Investment	Total
	Units	Unit Value	Net Assets	Income Ratio*	Return **

FTI
December 31,2007	4,333	$25.3936	$110,022	1.97%	15.48%
December 31,2006	3,969	21.9940	87,292	1.24	21.44
December 31,2005	3,384	18.1100	61,287	0.72	10.17
December 31,2004	290	16.4400	4,771	-	11.69
GS3
December 31,2007	4,140	12.0395	49,846	1.13	(1.64)
December 31,2006	3,887	12.2387	47,571	1.09	12.89
December 31,2005	4,012	10.8400	43,499	1.65	14.34
December 31,2004	-	-	-	-	-
GS8
December 31,2007	8	16.2960	128	0.65	3.20
December 31,2006 (a)	11	15.7901	180	0.90	16.16
December 31,2005	11	13.5900	144	1.43	14.93
December 31,2004 (d)	-	-	-	-	-
LA1
December 31,2007	740	14.6341	10,831	1.68	3.42
December 31,2006 (b)	196	14.1477	2,771	1.52	10.67
LA2
December 31,2007	2,538	14.7973	37,562	0.47	0.59
December 31,2006	2,240	14.7119	32,953	0.53	12.23
December 31,2005	2,214	13.1100	29,021	0.92	14.09
December 31,2004 (d)	-	-	-	-	-
GSS
December 31,2007	1,606	13.8681	22,270	4.72	7.17
December 31,2006	1,286	12.9393	16,638	4.77	3.68
December 31,2005	1,139	12.4800	14,215	4.58	2.30
December 31,2004	116	12.2000	1,414		1.70
HYS
December 31,2007	4,238	15.2339	64,570	7.24	1.90
December 31,2006	4,107	14.9459	61,391	7.91	10.39
December 31,2005	4,010	13.5400	54,292	4.94	2.19
December 31,2004	217	13.2500	2,876		9.42
MIS
December 31,2007 (e)	176	10.1192	1,776		(0.89)
MIT
December 31,2007	43	12.2773	528	1.27	5.93
December 31,2006	25	11.5879	290	0.92	13.30
December 31,2005	20	10.2300	203	1.33	12.65
December 31,2004	-	-	-	-	-
NWD
December 31,2007	14	10.8576	153	-	2.53
December 31,2006 (b)	6	10.5867	64	-	9.29
TRS
December 31,2007	375	14.4521	5,419	0.21	4.35
December 31,2006 (b)	4	13.8535	61	-	10.18

(a) Effective May 1, 2006, Goldman Sachs Mid Cap Value Fund is closed to new premium or transfers.
(b) For the period May 2006 (commencement of operations) through December 31, 2006.
(d) For the period August 6, 2004 (commencement of operations) through December 31, 2004.
(e) For the period May 1, 2007 (commencement of operations) through December 31, 2007.

Sun Life (N.Y.) Variable Account D

Notes to Financial Statements – continued

(5) Financial Highlights – continued

	At December 31			For year ended December 31

				Investment	Total
	Units	Unit Value	Net Assets	Income Ratio*	Return **

UTS
December 31,2007	52	$20.5326	$1,064	0.82%	28.57%
December 31,2006	17	15.9689	272	2.93	32.28
December 31,2005	12	12.0700	144	1.25	17.82
December 31,2004	-	-	-	-	-
MVS
December 31,2007	3,883	16.1546	62,723	1.55	7.91
December 31,2006	3,914	14.9684	58,587	1.48	20.96
December 31,2005	3,968	12.3800	49,108	0.15	6.05
December 31,2004 (d)	-	-	-	-	-
OCF
December 31,2007	306	14.6226	4,477	0.03	14.15
December 31,2006	30	12.8101	388	0.26	7.95
December 31,2005	24	11.8700	280	-	11.33
December 31,2004 (d)	-	-	-	-	-
PHY
December 31,2007	1,130	17.2179	19,449	7.70	3.54
December 31,2006	22	16.6338	361	6.66	9.10
December 31,2005	15	15.2500	228	6.70	4.13
December 31,2004	7	14.6400	100	4.43	8.47
PLD
December 31,2007	16,560	11.3395	187,744	4.76	7.38
December 31,2006	15,264	10.5606	161,199	4.22	3.98
December 31,2005	13,585	10.1600	137,972	3.17	1.01
December 31,2004 (d)	1,016	10.0500	10,215	0.58	0.55
PMB
December 31,2007	5,046	22.0744	111,348	5.88	5.82
December 31,2006	3,211	20.8600	66,977	5.34	9.28
December 31,2005	2,913	19.0900	55,597	5.43	10.78
December 31,2004	217	17.2300	3,738	2.60	9.61
PRR
December 31,2007	370	13.6509	5,046	4.65	10.62
December 31,2006	39	12.3350	483	4.19	0.72
December 31,2005	21	12.2500	262	3.02	0.84
December 31,2004	-	-	-	-	-
PTR
December 31,2007	4,824	13.0720	63,031	4.81	8.75
December 31,2006	4,561	12.0190	54,820	4.44	3.85
December 31,2005	3,924	11.5700	45,413	3.94	2.45
December 31,2004	242	11.3000	2,737	1.24	4.94
SSC
December 31,2007	1,287	21.7084	27,944	0.58	(2.17)
December 31,2006	1,115	22.1874	24,749	0.35	17.19
December 31,2005	818	18.9300	15,500	0.40	3.99
December 31,2004	140	18.2100	2,540	-	15.65
SCV
December 31,2007	2,318	17.3273	40,169	0.96	3.08
December 31,2006	2,273	16.8134	38,220	0.76	25.06
December 31,2005	2,226	13.4400	29,927	-	12.82
December 31,2004 (d)	-	-	-	-	-

(d) For the period August 6, 2004 (commencement of operations) through December 31, 2004.

Sun Life (N.Y.) Variable Account D

Notes to Financial Statements – continued

(5) Financial Highlights – continued

	At December 31			For year ended December 31

				Investment	Total
	Units	Unit Value	Net Assets	Income Ratio*	Return **

SC2
December 31,2007	1,901	$14.2092	$27,008	5.14%	3.79%
December 31,2006	1,837	13.6942	25,159	5.15	5.41
December 31,2005	1,919	12.9900	24,936	4.99	0.33
December 31,2004	-	12.7400	-	-	3.24
SC3
December 31,2007	2,120	27.8070	58,942	1.49	(13.13)
December 31,2006	2,067	32.0107	66,155	1.66	38.96
December 31,2005	1,996	23.0400	45,971	2.54	9.67
December 31,2004	146	21.0000	3,072	-	25.15
SC5
December 31,2007	2,936	18.9491	55,645	1.38	15.40
December 31,2006	1,943	16.4196	31,909	-	11.30
December 31,2005	1,849	14.7500	27,283	0.19	9.71
December 31,2004	-	12.6500	-	-	10.11
SC7
December 31,2007	2,935	14.4812	42,506	0.59	4.26
December 31,2006	2,574	13.8930	35,761	0.72	14.77
December 31,2005	2,659	12.1100	32,189	1.51	7.00
December 31,2004	-	11.0300	-	-	2.38
SCB
December 31,2007	258	15.8003	4,084	-	(1.43)
December 31,2006	18	16.0313	292	-	13.60
December 31,2005	11	14.1100	159	-	4.33
December 31,2004	4	13.5300	51	-	9.41
SCM
December 31,2007 (e)	47	15.6196	728	0.85	(9.77)
TBC
December 31,2007	5,417	15.1935	82,297	0.52	12.71
December 31,2006	3,811	13.4763	51,353	0.34	9.67
December 31,2005	2,782	12.2900	34,187	0.18	5.94
December 31,2004 (d)	450	11.6000	5,220	0.87	16.00
VGI
December 31,2007	31	15.2588	479	0.99	2.82
December 31,2006	16	14.8432	238	0.58	16.23
December 31,2005	10	12.7700	122	-	12.21
December 31,2004 (d)	-	-	-	-	-

(d) For the period August 6, 2004 (commencement of operations) through December 31, 2004.
(e) For the period May 1, 2007 (commencement of operations) through December 31, 2007.

* These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in the direct reduction in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests. Balances have been annualized for Sub-Accounts in existence for less than one year.
** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated, or for the period commencing with the first trade date within the fund to the end of the reporting period.

Sun Life (N.Y.) Variable Account D

Notes to Financial Statements – continued

(6) Tax Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code (the “Code”), a variable contract, other than a contract issued in connection with certain types of employee benefit plans, is not treated as a life insurance contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code which allows the contract owner to avoid current taxation of both current and built-up earnings of the contract. The Sponsor believes that the Sub-Account satisfies the current requirements of the regulations, and it intends that the Sub-Account will continue to meet such requirements.

Report of Independent Registered Public Accounting Firm

To the Participants in Sun Life (N.Y.) Variable Account D and the Board of Directors of Sun Life Insurance and Annuity Company of New York (the “Sponsor”):

We have audited the accompanying statements of condition of AIM V. I. International Growth Fund Sub-Account, Alger American Mid Cap Growth Portfolio Sub-Account, AllianceBernstein Variable Product Series Growth and Income Portfolio Sub-Account, Delaware Management Company VIP Growth Opportunities Series, Dreyfus Investment MidCap Stock Portfolio Sub-Account, Fidelity VIP Index 500 Portfolio Sub-Account, Fidelity VIP Money Market Portfolio Sub-Account, Fidelity VIP ContrafundTM Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account, Fidelity VIP Growth Portfolio Sub-Account, Franklin Templeton Foreign Securities Fund Sub-Account, Goldman Sachs VIT Structured US Equity Fund Sub-Account, Goldman Sachs Mid Cap Value Fund Sub-Account, Lord Abbett Growth & Income Portfolio Sub-Account, Lord Abbett Mid Cap Value Portfolio Sub-Account, MFS/Sun Life Series Trust Government Securities Series Sub-Account, MFS/Sun Life Series Trust High Yield Series Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Growth Stock Series Sub-Account, MFS/Sun Life Series Trust Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Series Trust New Discovery Series Sub-Account, MFS/Sun Life Series Trust Total Return Series Sub-Account, MFS/Sun Life Series Trust Utilities Series Sub-Account, MFS/Sun Life Series Trust Value Series Sub-Account, Oppenheimer Variable Capital Appreciation Fund Sub-Account, PIMCO Variable Insurance Trust High Yield Portfolio Sub-Account, PIMCO Variable Insurance Trust Low Duration Portfolio Sub-Account, PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio Sub-Account, PIMCO Variable Insurance Trust Real Return Portfolio Sub-Account, PIMCO Variable Insurance Trust Total Return Portfolio Sub-Account, Scudder VIT Small Cap Index Fund Sub-Account, Scudder Variable Series II SVS Dreman Small Cap Value Portfolio Sub-Account, Sun Capital Investment Grade Bond Fund Sub-Account, Sun Capital Real Estate Fund Sub-Account, Sun Capital Blue Chip Mid Cap Fund Sub-Account, Sun Capital Davis Venture Value Fund Sub-Account, Sun Capital Oppenheimer Main Street Small Cap Fund Sub-Account, Sun Capital All Cap Fund Sub-Account, T. Rowe Price Blue Chip Growth Portfolio Sub-Account, and Van Kampen LIT Growth & Income Portfolio Sub-Account of Sun Life (N.Y.) Variable Account D (collectively the “Sub-Accounts”), as of December 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Sponsor’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2007, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 18, 2008

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF INCOME
(in thousands)
For the Years Ended December 31,

	2007	2006	2005
Revenues:

Premiums and annuity considerations	$90,882	$38,322	$32,247
Net investment income	94,309	97,365	94,264
Net losses on embedded derivatives	(3,967)	-	-
Net realized investment losses	(3,487)	(6,081)	(4,086)
Fee and other income	26,648	21,083	13,578

Total revenues	204,385	150,689	136,003

Benefits and Expenses:

Interest credited	51,390	56,379	69,641
Policyowner benefits	69,309	29,257	25,663
Amortization of deferred policy acquisition costs and value of business and customer relationships acquired	19,921	18,422	9,491
Other operating expenses	36,417	22,988	23,489

Total benefits and expenses	177,037	127,046	128,284

Income before income tax expense	27,348	23,643	7,719

Income tax expense	8,941	7,410	2,278

Net income	$18,407	$16,233	$5,441

The accompanying notes are an integral part of the consolidated  financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31, 2007	December 31, 2006
ASSETS

Investments:
Available-for-sale fixed maturities at fair value (amortized cost of $1,318,448 and $1,460,077 in 2007 and 2006, respectively)	$1,288,568	$1,463,043
Mortgage loans	170,205	161,292
Policy loans	118	139
Other invested assets	69,138	65,922
Cash and cash equivalents	65,901	54,231

Total investments and cash	1,593,930	1,744,627

Accrued investment income	15,245	15,125
Deferred policy acquisition costs	118,126	85,021
Value of business and customer renewals acquired	16,071	-
Goodwill and other intangible assets	52,488	37,788
Receivable for investments sold	615	1,244
Reinsurance receivable	123,214	5,906
Other assets	21,870	15,146
Separate account assets	929,008	796,827

Total assets	$2,870,567	$2,701,684

LIABILITIES

Contractholder deposit funds and other policy liabilities	$1,285,259	$1,437,396
Future contract and policy benefits	93,001	54,100
Net deferred income tax liability	1,045	6,953
Payable for investments purchased	635	5,735
Accrued expenses and taxes	21,625	-
Reinsurance payable to affiliate	117,367	-
Other liabilities	107,458	90,517
Separate account liabilities	929,008	796,827

Total liabilities	2,555,398	2,391,528

Commitments and contingencies – Note 19

STOCKHOLDER’S EQUITY

Common stock, $350 par value – 6,001 shares authorized;
6,001 shares issued and outstanding in 2007 and 2006	2,100	2,100
Additional paid-in capital	239,963	239,963
Accumulated other comprehensive (loss) income	(11,924)	1,432
Retained earnings	85,030	66,661

Total stockholder’s equity	315,169	310,156

Total liabilities and stockholder’s equity	$2,870,567	$2,701,684

The accompanying notes are an integral part of the consolidated  financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)
For the Years Ended December 31,

	2007	2006	2005

Net income	$18,407	$16,233	$5,441
Other comprehensive (loss) income:
Change in unrealized holding losses on available-for-sale
securities, net of tax and policyholder amounts (1)	(12,676)	(4,375)	(10,760)
Reclassification adjustments of realized investment (gains) losses
into net income (2)	(680)	6,295	(4,211)
Other comprehensive (loss) income	(13,356)	1,920	(14,971)

Comprehensive income (loss)	$5,051	$18,153	$(9,530)

(1)	Net of tax benefit of $6.8 million, $2.4 million and $5.8 million for the years ended December 31, 2007, 2006 and 2005, respectively.
(2)	Net of tax expense (benefit) of $0.4 million, $(3.4) million and $2.3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY
(in thousands)
For the Years Ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity

Balance at December 31, 2004	2,100	239,963	14,483	44,987	301,533

Net income	-	-	-	5,441	5,441
Other comprehensive loss	-	-	(14,971)	-	(14,971)

Balance at December 31, 2005	2,100	239,963	(488)	50,428	292,003

Net income	-	-	-	16,233	16,233
Other comprehensive income	-	-	1,920	-	1,920

Balance at December 31, 2006	$2,100	$239,963	$1,432	$66,661	$310,156

Cumulative effect of accounting changes, net of tax	-	-	-	(38)	(38)
Net income	-	-	-	18,407	18,407
Other comprehensive income	-	-	(13,356)	-	(13,356)

Balance at December 31, 2007	$2,100	$239,963	$(11,924)	$85,030	$315,169

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the Years Ended December 31,

	2007	2006	2005
Cash Flows From Operating Activities:
Net income	$18,407	$16,233	$5,441
Adjustments to reconcile net income to net cash provided by
operating activities:
Net amortization of premiums and accretion of discounts	1,782	3,956	7,224
Amortization of deferred policy acquisition costs and value of business and customer renewals acquired	19,921	18,422	9,491
Depreciation and amortization	164	-	-
Net losses on embedded derivatives	3,967	-	-
Net realized investment losses	3,487	6,081	4,086
Interest credited to contractholder deposits	51,390	56,379	69,641
Deferred federal income taxes	290	10,193	(947)
Changes in assets and liabilities:
Additions to deferred policy acquisitions costs and value of business and customer renewals acquired	(56,650)	(23,909)	(9,646)
Accrued investment income	(120)	3,275	844
Net reinsurance receivable/payable	59	(20)	495
Future contract and policy benefits	39,436	3,106	736
Other, net	7,330	(24,855)	29,109

Net cash provided by operating activities	89,463	68,861	116,474

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	337,825	757,662	673,665
Mortgage loans	40,526	29,415	7,584
Other invested assets	24	-	-
Purchases of:
Available-for-sale fixed maturities	(205,932)	(549,218)	(568,813)
Mortgage loans	(49,460)	(46,285)	(15,445)
Other invested assets	(3,231)	(65,858)	-
Net change in policy loans	21	49	(35)
Net change in other investments	3,231	65,845	-

Net cash provided by investing activities	123,004	191,610	96,956

Continued on next page

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)
(in thousands)
For the Years Ended December 31,

	2007	2006	2005

Cash Flows From Financing Activities
Additions to contractholder deposit funds	$180,702	$121,837	$53,495
Withdrawals from contractholder deposit funds	(388,199)	(382,617)	(255,647)
Other, net	6,700	-	-

Net cash used in financing activities	(200,797)	(260,780)	(202,152)

Net change in cash and cash equivalents	11,670	(309)	11,278

Cash and cash equivalents, beginning of year	54,231	54,540	43,262

Cash and cash equivalents, end of year	$65,901	$54,231	$54,540

Supplemental Cash Flow Information
Income taxes (paid) refunded	$(67)	$-	$274
Interest paid	-	-	-

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

Sun Life Insurance and Annuity Company of New York (“the Company”) engages in the sale of individual and group fixed and variable annuity contracts, individual and group life insurance, group disability, group dental and group stop loss insurance in the State of New York.  These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax-qualified and non-tax-qualified markets.  The Company's fixed and variable annuity contracts contain a fixed investment option, where interest is paid at a guaranteed rate for a specified period of time, and withdrawals made before the end of the specified period may be subject to a market value adjustment that can increase or decrease the amount of the withdrawal proceeds (the “fixed investment option period”).

The Company is a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life U.S.”).  The Company is also an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. (“SLC - U.S. Ops Holdings”) and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (“SLF”), a reporting company under the Securities Exchange Act of 1934.  SLF and its subsidiaries are collectively referred to herein as “Sun Life Financial.”

Effective December 31, 2007, the Company entered into a reinsurance agreement with Sun Life Assurance Company of Canada (“SLOC”), an affiliate, under which SLOC will fund a portion of the statutory reserves required by New York Regulation 147, which is substantially similar to Actuarial Guideline 38 (“AXXX reserves”), as adopted by the National Association of Insurance Commissioners (“the NAIC”), attributable to certain individual universal life (“UL”) policies sold by the Company.  Under the agreement, the Company ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis, certain in-force policies at December 31, 2007.  Future new business also will be reinsured under this agreement.

Effective September 27, 2007, Sun Life U.S. provided a full and unconditional guarantee (the “guarantee”) of the Company's obligation related to its contracts’ fixed investment option period for policies currently in-force or sold on or after that date.  The guarantee has relieved the Company of its obligation to file annual, quarterly, and current reports with the Securities and Exchange Commission on Form 10-K, Form 10-Q, and Form 8-K.

Effective May 31, 2007, Sun Life Financial completed its acquisition of Employee Benefits Group (“EBG”) from Genworth Financial, Inc. (“Genworth”).  Also effective May 31, 2007, the Company entered into a series of agreements with Sun Life and Health Insurance Company (U.S.) (“SLHIC”), one of the acquired companies (formerly named Genworth Life and Health Insurance Company), through which the New York issued business of SLHIC was transferred to the Company.  These agreements include a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which the Company has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which the Company has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York (collectively, “the SLHIC asset transfer”).  These agreements, in accordance with Statement of Financial Accounting Standards (“SFAS”) No. 141, “Business Combinations,” were treated as a transfer of net assets between entities under common control.  The Company paid $40 million of total consideration to SLHIC.  SLHIC transferred assets at a carrying value of approximately $72 million, including $38.7 million of goodwill and other intangibles, as well as policyholder and other liabilities of approximately $32 million to the Company.  The Group Protection Segment of the Company reflects a significant increase in business as a result of these agreements.  These agreements have allowed the Company to expand its product offerings to include group dental insurance.

In 2006, the Company organized a subsidiary, SLNY Private Placement Investment Company I, LLC, to serve as an unregistered variable investment trust in support of the Company's private placement variable universal life and variable annuity business activities.  This trust remains inactive as of December 31, 2007.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

General (continued)

The Company had a greater than or equal to 20%, but less than 50%, interest in two variable interest entities (“VIEs”) at December 31, 2007.  The Company is a creditor in one trust and one limited liability company.  The Company’s maximum exposure to loss related to both VIEs is the investments’ carrying value, which was $9.2 million at December 31, 2007.  The investments in these two VIEs mature in October 2009 and May 2017.  As the Company will not absorb a majority of the VIEs’ expected losses or receive a majority of the expected returns, the Company is not required to consolidate these VIEs, in accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51 (revised December 2003)" (“FIN 46(R)”).

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for stock life insurance companies.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The most significant estimates are those used in determining fair value of financial instruments, goodwill, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), the liabilities for future contract and policyholder benefits and other-than-temporary impairments of investments.  Actual results could differ from those estimates.

Financial Instruments

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity securities, mortgage loans, equity securities, debt, loan commitments and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Cash and Cash Equivalents

Cash and cash equivalents include cash, commercial paper, money market investments and short-term bank participations.  All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

Investments

The Company accounts for its investments in accordance with SFAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities.”  At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale.  In order for a security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the security to maturity.  Securities held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts.  Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading.  Trading securities are carried at aggregate fair value with changes in market value reported as a component of net investment income.  Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale.  Included with available-for-sale fixed maturities are mortgage-backed securities in the To Be Announced (“TBA”) form.  The Company records TBA purchases on the trade date and the corresponding payable is recorded as an outstanding liability in payable for investments purchased until the settlement date of the transaction.  Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.  The Company does not typically invest in trading securities and its investment portfolios at December 31, 2007 and 2006 do not include any fixed maturity trading securities.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

The Company determines the fair value of its publicly-traded fixed maturities using four primary pricing methods: third-party pricing services, independent dealer quotes, pricing matrices, and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining three methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing matrices and models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.

Structured securities, such as collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”), are priced using a matrix, fair value model or independent broker quotations.  CMBS securities, which are a subset of the Company's CMO holdings, are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Other types of CMO, and ABS, are priced using matrices, models or independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, MBS, CMBS, and CMOs.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturities, fair values are estimated using matrices, which take into account credit spreads for publicly-traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturities are also priced using market prices or dealer quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value.  The process is both quantitative and qualitative and includes back testing of recent trades, review of key assumptions such as spreads, duration, credit rating, and on-going review of third-party pricing services methodologies.  In the event that a more appropriate fair value is justified, the price received from a third-party pricing services is adjusted accordingly.   The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including estimates and assumptions, a market participant would utilize.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company anticipates that it will be unable to recover all amounts due under the contractual obligations of the security.  Additionally, in the event that securities that are expected to be sold before the fair value of the security recovers to amortized cost, an other-than-temporary impairment charge is also taken.

Some structured securities, typically those rated single A or below, are subject to Emerging Issues Task Force Issue No.  99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”).  EITF 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that the present value of the estimated cash flows is less than amortized cost, an other-than-temporary impairment charge is recorded.  Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

Impairments are classified as either credit-related or interest-related.  The Company categorizes impairments as credit-related if it anticipates that the issuers will be unable to pay all principal and interest amounts due, according to the contractual terms of the security or if the decline in fair value of the security is driven by issuer-specific credit events.  The Company characterizes impairments as interest-related if the depression in fair value of the security was due to changes in interest or general credit spread widening and for which the Company has determined it no longer has the intent or ability to hold a security until recovery to amortized cost.  Once an other-than-temporary impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional impairment.  The net realized loss is recorded in the income statement as the difference between the fair value and the amortized cost of the security.

The Company incurred realized losses totaling $4.8 million, $0.8 million and $5.5 million for the years ended December 31, 2007, 2006 and 2005, respectively, for other-than-temporary impairments.  Of the $4.8 million in realized losses for other-than-temporary impairments for the year ended December 31, 2007, all impairments were deemed to be credit-related.

The Company discontinues the accrual of income on its holdings for issuers that are in default.  Investment income would not have increased materially for the years ended December 31, 2007, 2006 and 2005 if these holdings had been performing.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized values, net of provisions for estimated losses.  Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of each property’s value at the time that the original loan is made.

A mortgage loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  Measurement of impairment is based on the lower of the present value of expected future cash flows discounted at the loan’s effective interest rate, or on the loan’s observable market price.  A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount.  Loans are also charged against the allowance when determined to be uncollectible.  The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower’s ability to pay.  While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Policy loans are carried at the amount of the outstanding principal balance.  The loans are collateralized by the respective insurance policy and do not exceed the excess of the net cash surrender value of the policy.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method.  When an impairment of a specific available-for-sale investment is determined to be other-than-temporary, a realized investment loss is recorded.  Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When an investment is placed in non-accrual status, all interest accrued is reversed against current period interest income.  Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Deferred Policy Acquisition Costs

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business.  Acquisition costs related to investment-type contracts, primarily deferred annuity, universal life and guaranteed investment contracts (“GICs”), are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses.

Estimating future gross profit is a complex process requiring considerable judgment and the forecasting of events into the future based on historical information and actuarial assumptions.  These assumptions are subject to an annual review process.  Changes in any of the assumptions that serve to increase or decrease the estimated future gross profits will cause the amortization of DAC to decrease or increase, respectively, in the current period.  During 2007 and 2006, changes in estimated future gross profits were driven by recent experience and expectations of future performance and are related mainly to changes in lapse assumptions, future growth rates of capital markets assumptions, and expense assumptions.  Changes in these assumptions resulted in (a decrease) an increase in DAC amortization of $(3.3) million and $4.7 million for the years ended December, 31, 2007 and 2006, respectively.

The amortization is reviewed regularly and adjusted, as appropriate, retrospectively when the Company records actual profits and revises its estimate of future gross profits to be realized from this group of products, including realized gains and losses from investments.

Although recovery of DAC is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of DAC considered recoverable, however, could be reduced in the near term if the future estimates of gross profits are reduced.

DAC is also adjusted for amounts relating to unrealized investment gains and losses.  This adjustment, net of tax, is included with unrealized investment gains or losses that are recorded in accumulated other comprehensive (loss) income.  DAC was increased (decreased) by $11.8 million and $(0.5) million at December 31, 2007 and 2006, respectively, relating to this adjustment.

Value of Business and Customer Renewals Acquired

VOBA represents the actuarially determined present value of projected future gross profits from the in-force policies included in the SLHIC asset transfer at May 31, 2007.  This amount is amortized in proportion to the projected premium income over the period to the first renewal of the transferred business.

A portion of the assets that were transferred to the Company under the SLHIC asset transfer are the value of customer renewals acquired (“VOCRA”).  VOCRA represents the actuarially determined present value of projected future profits arising from these in-force policies acquired at May 31, 2007 to these policies’ next renewal dates.  This amount is amortized in proportion to the projected premium income over the period from the first renewal date to the end of the projected life of the policies.

Other Assets

Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization.  Depreciation is calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years.  Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the lease or the estimated useful life of the improvements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Policy Liabilities and Accruals

Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events as well as liabilities for unpaid claims due as of the statement date.  Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits (“GMDB”).  Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions.  Loss recognition testing is done periodically to make sure that these assumptions remain adequate.  For the year ended December 31, 2007, no additional reserves were deemed required as a result of the loss recognition testing.  Reserves for GMDB are calculated according to the methodology of the American Institute of Certified Public Accountants (the “AICPA”) Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”), whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.

Policy reserves for UL contracts are held for benefit coverages that are not fully provided for in the policy account value.  These include rider coverages and conversions from group policies.

Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries.  For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate.  In particular, for the Company’s group known claim reserves, the mortality and morbidity tables for the early durations of claims are based exclusively on the Company’s experience, incorporating factors such as age at disability, sex and elimination periods.  These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company’s future obligations.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are determined.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities.  The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders.  The liabilities are not reduced by surrender charges.

Revenue and Expenses

Premiums for traditional individual life and annuity products are considered earned revenue when due.  Premiums related to group disability insurance and group stop loss are recognized as earned revenue pro-rata over the contract period.  The unexpired portion of these premiums is recorded as unearned premiums.  Revenue from universal-type and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy, and surrender charges.  Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy.  For universal life-type and investment-type contracts, expenses include interest credited to policyholders’ accounts and death benefits in excess of account values, which are recognized as incurred.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Other Operating Expenses

Operating expenses primarily represent allocated compensation and general and administrative expenses.  Management believes intercompany expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

Income Taxes

The Company will participate in a consolidated federal income tax return with Sun Life U.S. and other affiliates for the year ended December 31, 2007.  The Company filed a stand-alone federal income tax return for the years ended December 31, 2006 and 2005.

Deferred income taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, “Accounting for Income Taxes.”  These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

Separate Accounts

The Company has established separate accounts applicable to various classes of contracts providing variable benefits.  Contracts for which funds are invested in separate accounts include variable life insurance and individual qualified and non-qualified variable annuity contracts.  Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the consolidated financial statements.  Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder.  The activity of the separate accounts is not reflected in the Company’s consolidated financial statements except for: (1) the fees the Company receives, which are assessed periodically and recognized as revenue when assessed; and, (2) the activity related to the GMDB, guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) which is reflected in the Company’s consolidated financial statements and accompanying notes.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

In June 2006, the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”), which became effective for fiscal years beginning after December 15, 2006.  FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.  The Company adopted FIN 48 on January 1, 2007, and recognized an increase of $38 thousand in the liability for unrecognized tax benefits (“UTBs”) and related net interest, and an offsetting decrease in its January 1, 2007 balance of retained earnings.

In March 2006, the FASB issued SFAS No. 156, “Accounting for Servicing of Financial Assets – an amendment of FASB Statement No. 140,” requiring all separately recognized servicing assets and liabilities to be initially measured at fair value and permits entities to choose to either subsequently measure servicing rights at fair value and report changes in fair value in earnings, or amortize servicing rights in proportion to, and over the estimated net servicing income or loss and assess the rights for impairment or the need for an increased obligation.  The option to subsequently measure servicing rights at fair value allows entities which utilize derivative instruments to hedge their servicing rights to account for such hedging relationships at fair value and avoid the complications of hedge accounting under SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities.”  SFAS No. 156 was effective for fiscal years beginning after September 15, 2006.  The adoption of this statement did not have a material impact on the Company’s financial position or results of operations.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (continued)

In February 2006, the FASB issued SFAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140.”  This statement amended SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities,” and SFAS No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” and resolves issues addressed in SFAS No. 133 Implementation Issue No. D1, “Application of Statement 133 to Beneficial Interests in Securitized Financial Assets.”  The Company began applying SFAS No. 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007.  The election did not have a material impact on the Company’s results of operations.

In September 2005, the AICPA issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”).  SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  The adoption of SOP 05-1 on January 1, 2007 did not have a material impact on the Company’s consolidated financial condition and results of operations.

Accounting Standards Not Yet Adopted

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities,” which permits entities to choose to measure many financial instruments and certain other items at fair value (the “FV option”).  The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions.  SFAS No. 159 is effective for fiscal years beginning after November 15, 2007 and all interim periods within those fiscal years.

As of January 1, 2008, the Company has adopted the FV option for all available-for-sale fixed maturity securities attributable to certain life, health and annuity products.  At December 31, 2007, such available-for-sale securities had an amortized cost of $1,118 million and a fair value of $1,113 million.  The adoption of the FV option does not relieve the Company from its obligation to monitor those available-for-sale securities that are in an unrealized loss position at December 31, 2007, which the Company will continue to do through its current portfolio monitoring process.

The FV option adoption will result in a cumulative-effect adjustment to the opening balance of retained earnings, accumulated other comprehensive income, DAC, VOBA, deferred tax asset and certain other liabilities.  The Company is currently assessing the impact of the effects of this adoption.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements,” which defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements, but does not change existing guidance as to whether or not an instrument is carried at fair value.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted (continued)

SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants.  The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2 and 3”).  Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability.  SFAS No. 157 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.  Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements.

The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007, and are to be applied prospectively, except for changes in fair value measurements that result from the initial application of SFAS No. 157, which are to be recorded as an adjustment to opening retained earnings in the year of adoption.  Effective January 1, 2008, the Company adopted SFAS No. 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value.  The Company is currently assessing the impact of SFAS No. 157 on its consolidated financial statements.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), “Business Combinations” (“SFAS No. 141(R)”). This statement replaces SFAS No. 141 and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS No. 141(R) include the following:

•
Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values rather than SFAS No. 141’s requirement to allocate the cost of an acquisition to individual assets acquired and liabilities assumed based on their estimated fair values;

•	Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;
•
Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquired entity, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted (continued)

•
Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS No. 141 generally permitted the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, “Accounting for Contingencies” were met; and

•	Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS No. 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS No. 141(R) effective date shall not be adjusted upon adoption of SFAS No. 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS No. 141(R) on January 1, 2009, and has not yet determined the effect of SFAS No. 141(R) on its consolidated financial statements.

In December 2007, the FASB issued SFAS No. 160, “Noncontrolling Interests in Consolidated Financial Statements.”  This statement amends Accounting Research Bulletin No. 51, “Consolidated Financial Statements” (“ARB 51”). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS No. 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent’s equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent’s ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS No. 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS No. 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS No. 160 on January 1, 2009 and has not yet determined the effect of SFAS No. 160 on its consolidated financial statements.

In June 2007, the AICPA issued Statement of Position 07-1, “Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies” (“SOP 07-1”).  SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (“the Guide”).  This statement also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity.  In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor.  SOP 07-1 is effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged; however, in November 2007, the FASB decided to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that has not early adopted the SOP.  The Company did not early adopt SOP 07-1.  SOP 07-1 as currently issued is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

2. GOODWILL AND OTHER INTANGIBLE ASSET

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the Company’s business acquisitions.  Goodwill of $37.8 million, allocated to the Company’s Wealth Management Segment, is attributable to the 2002 acquisition of Keyport Benefit Life Insurance Company (“KBL”), which was a wholly-owned subsidiary of Keyport Life Insurance Company.  Goodwill of $7.4 million, allocated to the Company’s Group Protection Segment, is attributable to the SLHIC asset transfer.  Additional information on the Company’s business segments is presented in Note 15.

An intangible asset with a gross carrying amount of $7.5 million and a net amortized balance of $7.3 million, allocated to the Group Protection Segment, is also attributable to the SLHIC asset transfer and represents the value of established distribution channels.  This intangible asset has an estimated useful life of 25 years.  Using a half-year convention and the straight-line method, the Company amortized $149 thousand for this intangible for the year ended December 31, 2007.  The Company estimates amortization of $299 thousand for this intangible for each of the five succeeding fiscal years.

In accordance with SFAS No. 142, “Goodwill and Other Intangible Assets,” goodwill and indefinite-lived assets are tested for impairment on an annual basis.  The Company completed the required impairment tests during the second quarter of 2007 and concluded that these assets were not impaired.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The following is a summary of affiliated transactions for those affiliates that are not consolidated in the Company’s financial statements.

The Company has agreements with Sun Life U.S. and certain affiliates, under which the Company receives, as requested, certain investment and administrative services on a cost-reimbursement basis.  Expenses under these agreements amounted to approximately $26.5 million, $14.5 million and $16.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company had $9.8 million and $1.0 million due to related parties at December 31, 2007 and 2006, respectively, and $16.1 million and $5.6 million due from related parties at December 31, 2007 and 2006, respectively.

During 2007, 2006 and 2005, the Company paid $2.0 million, $1.4 million and $1.0 million, respectively, in commission fees to Sun Life Financial Distributors, Inc.

During the years ended December 31, 2006 and 2005, the Company paid $1.5 million and $2.8 million, respectively, in commission fees to Independent Financial Marketing Group, Inc. (“IFMG”).  Effective November 7, 2007, IFMG was sold by Sun Life Financial and is no longer an affiliate of the Company.  IFMG will continue to distribute the Company’s products.  For that period of time in 2007 for when it was still affiliated, the Company paid $1.0 million in commission fees to IFMG.

During 2007, 2006 and 2005, the Company paid $1.3 million, $1.3 million and 1.5 million, respectively, in investment advisory fees to Sun Capital Advisers LLC, a registered investment adviser.

Effective December 31, 2007, the Company entered into a reinsurance agreement with SLOC, under which SLOC will fund a portion of the AXXX reserves attributable to certain individual UL policies sold by the Company.  Under the agreement, the Company ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis, certain in-force policies at December 31, 2007.  Future new business also will be reinsured under this agreement.  At December 31, 2007, pursuant to this agreement, the Company ceded $63.1 million of policyholder balances, and recorded a funds withheld payable to SLOC of $71.6 million.  The Company also has received from SLOC a ceding commission of $54.2 million and recorded a deferred gain of $45.7 million.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (continued)

Effective May 31, 2007, Sun Life Financial completed its acquisition of EBG.  Also effective May 31, 2007, the Company entered into a series of agreements with SLHIC, one of the acquired companies, through which the New York-issued business of SLHIC was transferred to the Company.  These agreements include a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which the Company has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which the Company has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York.  These agreements, in accordance SFAS No. 141, were treated as a transfer of net assets between entities under common control.  The Company paid $40 million of total consideration to SLHIC.  SLHIC transferred assets to the Company at a carrying value of approximately $72 million, including $38.7 million of goodwill and other intangibles, as well as policyholder and other liabilities of approximately $32 million.

As part of the SLHIC asset transfer, the Company received certain intangible assets totaling $31.3 million.  These include the value of distribution, VOBA, and VOCRA.  The value of distribution acquired of $7.5 million is subject to amortization on a straight-line basis over its projected economic life of 25 years.  VOBA of $7.6 million is subject to amortization based upon expected premium income over the period from acquisition to the first customer renewal, which is generally not more than two years.  VOCRA of $16.2 million is subject to amortization based upon expected premium income over the projected life of the inforce business acquired, which is 20 years.  For the year ended December 31, 2007, the Company recorded $0.1 million, $5.9 million, and $1.9 million for amortization of the value of distribution, VOBA, and VOCRA, respectively.

Goodwill and value of distribution related to this transaction also have been presented in Note 2.

As more fully described in Note 9, the Company participates in a pension plan and other post-retirement benefit plans sponsored by Sun Life U.S.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of the Company’s fixed maturities were as follows (in 000’s):

	December 31, 2007
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Non-corporate securities
Asset backed securities	$23,653	$75	$(210)	$23,518
Collateralized mortgage obligations	74,027	441	(783)	73,685
Mortgage-backed securities	4,780	123	-	4,903
Foreign government and agency securities	3,570	129	-	3,699
U.S. treasury and agency securities	4,999	414	-	5,413
Total non-corporate securities	111,029	1,182	(993)	111,218
Corporate securities
Basic industry	14,169	120	(272)	14,017
Capital goods	80,959	624	(1,379)	80,204
Communications	97,081	1,761	(1,066)	97,776
Consumer cyclical	90,088	445	(3,970)	86,563
Consumer noncyclical	54,292	436	(502)	54,226
Energy	51,459	670	(457)	51,672
Finance	658,821	1,868	(29,468)	631,221
Technology	25,500	40	(405)	25,135
Transportation	12,926	373	(267)	13,032
Utilities	89,372	1,957	(917)	90,412
Other	32,752	355	(15)	33,092
Total corporate securities	1,207,419	8,649	(38,718)	1,177,350
Total available-for-sale fixed maturities	$1,318,448	$9,831	$(39,711)	$1,288,568

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (continued)

	December 31, 2006
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Non-corporate securities
Asset backed securities	$27,539	$213	$(171)	$27,581
Collateralized mortgage obligations	60,756	129	(514)	60,371
Mortgage-backed securities	47,339	79	(707)	46,711
Foreign government and agency securities	5,662	174	(20)	5,816
U.S. treasury and agency securities	5,897	88	(4)	5,981
Total non-corporate securities	147,193	683	(1,416)	146,460
Corporate securities
Basic industry	8,057	152	(59)	8,150
Capital goods	114,508	1,023	(494)	115,037
Communications	142,346	1,619	(1,573)	142,392
Consumer cyclical	119,327	740	(1,447)	118,620
Consumer noncyclical	39,116	291	(308)	39,099
Energy	43,472	472	(248)	43,696
Finance	691,623	4,892	(2,482)	694,033
Technology	7,000	-	(405)	6,595
Transportation	27,481	331	(53)	27,759
Utilities	97,842	2,202	(1,296)	98,748
Other	22,112	344	(2)	22,454
Total corporate securities	1,312,884	12,066	(8,367)	1,316,583
Total available-for-sale fixed maturities	$1,460,077	$12,749	$(9,783)	$1,463,043

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below (in 000’s).  Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2007
	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$76,790	$76,236
Due after one year through five years	483,297	474,938
Due after five years through ten years	365,312	354,804
Due after ten years	290,589	280,484
Subtotal – Maturities available-for-sale	1,215,988	1,186,462
ABS, CMO and MBS securities	102,460	102,106
Total – Available-for-sale	$1,318,448	$1,288,568

Gross gains of $2.0 million, $3.4 million and $4.6 million, and gross losses of $1.0 million, $10.2 million and $3.2 million were realized on the sale of fixed maturities for the years ended December 31, 2007, 2006 and 2005, respectively.

Fixed maturities with an amortized cost of approximately $0.4 million and $0.5 million at December 31, 2007 and 2006, respectively, were on deposit with governmental authorities as required by law.

As of December 31, 2007 and 2006, 95.8% and 96.2%, respectively, of the Company’s fixed maturities were investment grade.  Investment grade securities are those that are rated “BBB” or better by nationally recognized statistical rating organizations.  The Company incurred realized losses totaling $4.8 million, $0.8 million and $5.5 million for the years ended December 31, 2007, 2006 and 2005, respectively, for other-than-temporary impairments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (continued)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes

At December 31, 2007, the Company held $1.6 billion in invested assets and cash.  Of this balance, $1.3 billion was invested in fixed-maturity securities designated as available-for-sale.  Of the $1.3 billion of available-for-sale fixed maturities, securities with a fair value of $913.4 million were in an unrealized loss position totaling $39.7 million.  At December 31, 2007, 90.8% of securities in an unrealized loss position, based on fair value, were securities with fair value to amortized cost percentages of greater than or equal to 90%.  The total unrealized loss position for such securities was $24.3 million.

In the available-for-sale fixed maturity portfolio, securities with a fair value of $54.6 million, representing 3.4% of the total invested asset balance, were comprised of below-investment-grade or not-rated securities.  Of the total of the securities that were below-investment-grade or not-rated at December 31, 2007, securities with a fair value of $27.6 million, representing 1.7% of the total invested asset balance, were in an unrealized loss position that totaled $2.9 million.  At December 31, 2007, 72% of these securities in an unrealized loss position, based on fair value, were securities with fair value to amortized cost percentages of greater than or equal to 90%.

The Company’s portfolio monitoring process is designed to identify securities that may be other-than-temporarily impaired.  The Company has a Credit Committee comprised of professionals from the investment and accounting functions that meets at least quarterly to review individual issues or issuers that may be of concern.  The process involves a quarterly screening of all impaired securities, with particular attention given to identification of those securities whose fair value to amortized cost percentages have been less than 80% for an extended period of time.  Additionally, the Company screens all sales transactions which generated realized losses in excess of $150 thousand and 10% of amortized cost in order to identify identical securities or issuers which the Company continues to hold.  Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be other-than-temporarily impaired.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial condition and its near term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List” – Management has concluded that the fair value will increase enough to recover the Company’s amortized cost but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  As of December 31, 2007, no securities were included on the Company’s Monitor List.

“Watch List” – Management has concluded that the fair value will increase enough to recover the Company’s amortized cost but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter.  As of December 31, 2007, securities with an amortized cost of $11.4 million and a fair value of $10.4 million were included on the Company’s Watch List.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.

“Impaired List” – Management has concluded that the fair value will not increase enough to recover the Company’s amortized cost and an other-than-temporary impairment charge is recorded to income or the security is sold and a realized loss is recorded as a charge to income.  Impairments are classified as either credit-related or interest-related.  The Company categorizes impairments as credit-related if there are current concerns regarding the issuers’ ability to pay all principal and interest amounts due, according to the contractual terms of the security or if the decline in fair value of the security is driven by issuer-specific credit events.  The Company characterizes impairments as interest-related if the depression in fair value of the security was due to changes in interest or general credit spread widening and for which the Company has determined it no longer has the intent or ability to hold a security until recovery to amortized cost.  For the year ended December 31, 2007, other-than-temporary impairments of $4.8 million were recorded as a charge to income.  Of this balance, all impairments were deemed to be credit-related.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes (continued)

At each balance sheet date, management also evaluates securities in an unrealized loss position and determines if the Company has the intent and ability to hold the securities until recovery.  If events or circumstances change, such as unexpected changes in the creditworthiness of the issuer, unanticipated changes in interest rates and/or credit spreads, changes in tax laws or accounting rules, changes in statutory capital requirements, or greater than expected liquidity needs, management will reconsider whether the Company has the intent and ability to hold a security until recovery.  If subsequent to the balance sheet date and due to an unexpected change in circumstances, the Company determines that it no longer intends to hold a security until recovery, a loss is recognized in net income in the period in which the intent to hold to recovery no longer exists.

There are inherent risks and uncertainties in management’s evaluation of securities for other-than-temporary impairment.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for other-than-temporary impairment.

The Company discontinues accruing income on all of its holdings for issuers that are in default.  Investment income would not have increased materially if these holdings had been performing.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes (continued)

Unrealized Losses

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturity investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector, number of securities, and length of time that the individual securities had been in an unrealized loss position at December 31, 2007 (dollar amounts in 000’s):

	Less than Twelve Months			Twelve Months or More			Total
	#	Fair Value	Gross Unrealized Losses	#	Fair Value	Gross Unrealized Losses	#	Fair Value	Gross Unrealized Losses
Non-Corporate Securities
Asset backed securities	-	$ -	$ -	16	$ 12,806	$ (210)	16	$ 12,806	$ (210)
Collateralized mortgage obligations	7	7,941	(69)	28	31,957	(714)	35	39,898	(783)
Total Non-Corporate	7	7,941	(69)	44	44,763	(924)	51	52,704	(993)
Corporate Securities
Basic industry	5	8,461	(237)	1	962	(35)	6	9,423	(272)
Capital goods	14	52,401	(1,105)	3	7,918	(274)	17	60,319	(1,379)
Communications	15	46,697	(489)	6	7,572	(577)	21	54,269	(1,066)
Consumer cyclical	20	45,627	(2,158)	8	18,374	(1,812)	28	64,001	(3,970)
Consumer noncyclical	4	18,084	(113)	3	5,422	(389)	7	23,506	(502)
Energy	8	27,776	(401)	3	2,078	(56)	11	29,854	(457)
Finance	131	489,555	(25,280)	36	48,825	(4,188)	167	538,380	(29,468)
Technology	4	15,938	(44)	1	6,639	(361)	5	22,577	(405)
Transportation	6	5,557	(237)	1	739	(30)	7	6,296	(267)
Utilities	16	21,624	(251)	11	21,019	(666)	27	42,643	(917)
Other	5	7,393	(1)	1	2,015	(14)	6	9,408	(15)
Total Corporate Securities	228	739,113	(30,316)	74	121,563	(8,402)	302	860,676	(38,718)
Grand Total	235	$ 747,054	$ (30,385)	118	$ 166,326	$ (9,326)	353	$ 913,380	$ (39,711)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes (continued)

Unrealized Losses (continued)

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturity investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector, number of securities, and length of time that the individual securities had been in an unrealized loss position at December 31, 2006 (dollar amounts in 000’s):

	Less than Twelve Months			Twelve Months or More			Total
	#	Fair Value	Gross Unrealized Losses	#	Fair Value	Gross Unrealized Losses	#	Fair Value	Gross Unrealized Losses
Non-Corporate Securities
Asset backed securities	-	$ -	$ -	4	$ 8,593	$ (171)	4	$ 8,593	$ (171)
Collateralized mortgage obligations	4	6,530	(38)	16	28,111	(476)	20	34,641	(514)
Mortgage-backed securities	8	5,191	(28)	27	30,088	(679)	35	35,279	(707)
Foreign government and agency securities	-	-	-	1	985	(20)	1	985	(20)
U.S. treasury and agency securities	1	315	(3)	1	747	(1)	2	1,062	(4)
Total Non-Corporate	13	12,036	(69)	49	68,524	(1,347)	62	80,560	(1,416)
Corporate Securities
Basic industry	-	-	-	2	1,960	(59)	2	1,960	(59)
Capital goods	4	16,008	(53)	4	15,147	(442)	8	31,155	(495)
Communications	6	16,214	(114)	16	32,831	(1,459)	22	49,045	(1,573)
Consumer cyclical	9	22,117	(223)	15	57,674	(1,224)	24	79,791	(1,447)
Consumer noncyclical	2	3,157	(76)	3	4,567	(231)	5	7,724	(307)
Energy	4	6,636	(116)	3	3,186	(132)	7	9,822	(248)
Finance	27	82,283	(529)	32	66,138	(1,953)	59	148,421	(2,482)
Technology	-	-	-	1	6,595	(405)	1	6,595	(405)
Transportation	2	3,674	(24)	1	793	(29)	3	4,467	(53)
Utilities	9	11,438	(196)	10	27,897	(1,100)	19	39,335	(1,296)
Other	1	2,020	(2)	-	-	-	1	2,020	(2)
Total Corporate	64	163,547	(1,333)	87	216,788	(7,034)	151	380,335	(8,367)
Grand Total	77	$ 175,583	$ (1,402)	136	$ 285,312	$ (8,381)	213	$ 460,895	$ (9,783)

The Company’s available-for-sale fixed maturity gross unrealized loss position as of December 31, 2007 was $29.9 million greater than at December 31, 2006.  The increase in unrealized losses was primarily due to general credit spread widening, partially offset by a decrease in interest rates.  Credit spreads widened primarily due to the deterioration of the sub-prime mortgage market and other liquidity disruptions, impacting the overall credit market.

Deterioration in the U.S. housing market, combined with tightened lending conditions and the market’s flight to quality securities, as well as the increased likelihood of a U.S. recession, also caused credit spreads to widen considerably.  The sectors and industries most significantly impacted include mortgage originators, home builders, financial lenders, residential and commercial mortgage-backed investments, and other structured products, including consumer loan backed investments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes (continued)

Unrealized Losses (continued)

The sectors in the Company’s portfolio that recognized the largest unrealized losses were the Finance and Consumer Cyclical sectors.  As of December 31, 2007, there were 167 securities accounting for unrealized losses of $29.5 million in the Finance sector.  Of these unrealized losses, 98.6% were related to investment-grade issues (rated AAA through BBB-).  As of December 31, 2007, there were 28 securities accounting for unrealized losses of $4.0 million in the Consumer Cyclical sector.  Of these unrealized losses, 49.5% were related to investment-grade issues (rated AAA through BBB-).  All securities held at December 31, 2007 were subject to the Company’s portfolio monitoring process.

Because securities issued by the same issuer with different CUSIP numbers typically have different investment characteristics, such as secured or unsecured, shorter or longer maturities, or different interest rates, management’s analyses of unrealized and realized losses are performed at the CUSIP number level.  The Company also considers the credit condition of issuers at the entity level and considers various issues affecting an issuer collectively as facts and circumstances warrant.

Realized Losses

The sales of securities in the year ended December 31, 2007, which were in an unrealized loss position at the time of sale were primarily due to actual liquidity needs that were different from anticipated liquidity needs.  Management responded by selling certain securities that were in an unrealized gain position and by reconsidering the Company’s intent to hold certain securities that were in an unrealized loss position until recovery and selling them at a loss.  The objective of these sales was to keep the portfolio optimally balanced and diversified with respect to asset mix, interest rate risk, yield, duration, and credit quality.

During the year ended December 31, 2007, the Company recorded realized losses totaling $0.6 million on sales of securities with an aggregate fair value of $46.9 million.  The average percentage of selling price to amortized cost was 98.6%.  The largest single trading loss during the year ended December 31, 2007 was $0.2 million.

Mortgage Loans

The Company invests in commercial first mortgage loans throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of each property’s value at the time that the original loan is made.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, appropriate allowances for losses have been made.  In those cases where, in management’s judgment, the mortgage loan’s value has been impaired, appropriate losses are recorded.  The Company had no restructured mortgage loans at December 31, 2007 and 2006, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Mortgage Loans (continued)

Mortgage loans comprise the following property types (in 000’s):

	December 31,
Property Type:	2007	2006
Office building	$47,284	$52,777
Residential	1,609	1,700
Retail	79,356	66,564
Industrial/warehouse	32,672	31,842
Other	9,520	8,645
Valuation allowance	(236)	(236)

Total	$170,205	$161,292

Mortgage loans comprise the following geographic regions (in 000’s):

	December 31,
Geographic region:	2007	2006
Alabama	$1,838	$-
Arizona	6,322	5,485
California	5,579	10,481
Colorado	9,812	5,773
Delaware	-	11,279
Florida	16,151	22,592
Georgia	8,453	7,206
Idaho	578	594
Illinois	1,919	1,987
Indiana	6,722	6,114
Kansas	2,664	2,729
Louisiana	1,475	-
Maryland	9,972	10,345
Massachusetts	486	536
Michigan	3,136	324
Minnesota	528	550
Mississippi	738	770
Missouri	8,266	7,297
Nevada	57	1,184
New Jersey	6,598	9,305
New Mexico	697	-
New York	17,357	15,256
North Carolina	3,018	3,261
Ohio	11,252	9,806
Oregon	994	-
Pennsylvania	10,163	7,360
South Carolina	-	537
Tennessee	2,100	-
Texas	27,725	14,535
Utah	2,292	2,492
Virginia	3,549	3,730
Valuation allowance	(236)	(236)
Total	$170,205	$161,292

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Mortgage Loans (continued)

At December 31, 2007, scheduled mortgage loan maturities were as follows (in 000’s):

2008	$4,699
2009	192
2010	1,027
2011	11,440
2012	5,173
Thereafter	147,674
Total	$170,205

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations, with or without prepayment penalties, and loans may be refinanced.

The Company has made funding commitments of mortgage loans on real estate and other loans into the future.  The outstanding funding commitments for these mortgages amounted to $3.4 million and $7.8 million at December 31, 2007 and 2006, respectively.

Securities Lending

On May 1, 2006, the Company established a securities lending program which requires the borrower to provide collateral on a daily basis in amounts in excess of 102% of the fair value of the applicable securities loaned.  The Company retains effective control over all loaned securities and, therefore, continues to report such loaned securities as fixed maturities in its consolidated balance sheet.

Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral.  The fair value of collateral held and included in other invested assets was $69.1 million and $65.8 million at December 31, 2007 and 2006, respectively.  Fee income earned on securities lending transactions was $0.2 million and $0.1 million for the years ended December 31, 2007 and 2006, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

5. NET REALIZED INVESTMENT LOSSES

Net realized investment losses consisted of the following for the years ended December 31 (in 000’s):

	2007	2006	2005

Fixed maturities	$1,028	$(6,834)	$1,462
Mortgage loans	(21)	-	-
Short-term investments	18	-	(2)
Other-than-temporary impairments	(4,823)	(771)	(5,546)
Sales of previously impaired assets	311	1,524	-
Total	$(3,487)	$(6,081)	$(4,086)

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31 (in 000’s):

	2007	2006	2005

Fixed maturities	$84,065	$88,091	$87,428
Mortgage loans	11,249	10,017	8,500
Other	266	591	(211)
Gross investment income	95,580	98,699	95,717
Less: Investment expenses	1,271	1,334	1,453
Net investment income	$94,309	$97,365	$94,264

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, “Disclosure about Fair Value of Financial Instruments,” excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments at December 31 (in 000’s):

	2007		2006
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 65,901	$ 65,901	$ 54,231	$ 54,231
Fixed maturities	1,288,568	1,288,568	1,463,043	1,463,043
Equity securities	-	-	17	17
Mortgage loans	170,205	172,128	161,292	162,268
Policy loans	118	118	139	139
Separate account assets	929,008	929,008	796,827	796,827

Financial liabilities:
Contractholder deposit funds and other policy liabilities	1,285,259	1,187,534	1,437,396	1,397,225
Separate account liabilities	929,008	929,008	796,827	796,827

The following methods were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities and equity securities: The Company determines the fair value of its publicly-traded fixed maturities using four primary pricing methods: third-party pricing services, independent dealer quotes, pricing matrices, and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining three methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing matrices and models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.

Structured securities, such as CMO, CMBS, and ABS, are priced using a matrix, fair value model or independent broker quotations.  CMBS securities, which are a subset of the Company's CMO holdings, are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Other CMOs and ABS are priced using matrices, models and independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, MBS, CMBS, and CMO.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

For privately-placed fixed maturities, fair values are estimated using matrices, which take into account credit spreads for publicly-traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturities are also priced using market prices or dealer quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair value of equity securities are based on quoted market prices.  Equity securities are included as a component of other invested assets.

Mortgage loans: The fair values of mortgage are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate account assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Contractholder deposit funds and other policy liabilities: The fair values of the Company’s general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.  GMABs and GMWBs are considered to be derivatives under SFAS No. 133, and are included in contractholder deposit funds.  The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection.  Policyholder assumptions are based on experience studies and industry standards.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability from this contingency is unlikely.  The following discussion is organized by the Company’s business segments involved in reinsurance agreements.  Additional information on the Company's business segments is presented in Note 15.

Group Protection Segment

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company’s group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly- renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $0.7 million per claim for group life contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure specific claims for amounts in excess of $1.0 million per claim for stop loss contracts ceded by the Company.  The retention limit was raised to $1.5 million for policies sold or renewed on or after January 1, 2006.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $4 thousand per claim per month for long-term disability contracts ceded by the Company.  The retention limit was raised to $9 thousand per claim per month for claims incurred on or after January 1, 2006.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures 100% of the risks on a quota share basis for certain specific group life and disability policies.

The Company has an agreement, effective May 31, 2007, to assume the net risks of an affiliate, SLHIC, for its New York-issued policies.

The effects of reinsurance were as follows (in 000’s):

	For the Years Ended December 31,
	2007	2006	2005

Premiums and annuity considerations:
Direct	$47,194	$40,773	$34,863
Assumed – Affiliated	46,582	-	-
Ceded – Non-affiliated	2,894	2,451	2,616
Net premiums and annuity considerations	$90,882	$38,322	$32,247

Policyowner benefits:
Direct	$43,967	$31,579	$27,388
Assumed – Affiliated	30,018	-	-
Ceded – Non-affiliated	4,676	2,322	1,725
Net policyowner benefits	$69,309	$29,257	$25,663

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

8. REINSURANCE (Continued)

Group Protection Segment (continued)

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim.  Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company regularly evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

The following schedule reflects related party reinsurance information as recorded in income for the year ended December 31, 2007 (in 000's).

2007

Assumed premiums	$46,582
Assumed benefits, included in policyowner benefits	$30,018
Assumed commissions, included in other operating expenses	$4,583

The Company had no related party reinsurance transactions for the years ended December 31, 2006 or 2005.

Individual Protection Segment

Effective December 31, 2007, the Company entered into a reinsurance agreement with SLOC, under which SLOC will fund a portion of the AXXX reserves attributable to certain individual UL policies sold by the Company.  Under the agreement, the Company ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis, certain in-force policies at December 31, 2007.  Future new business also will be reinsured under this agreement.  At December 31, 2007, pursuant to this agreement, the Company ceded $63.1 million of policyholder balances, and recorded a funds withheld payable to SLOC of $71.6 million.  The Company also has received from SLOC a ceding commission of $54.2 million and recorded a deferred gain of $45.7 million.

9.  RETIREMENT PLANS

Pension Plan

The Company participates in a non-contributory defined benefit pension plan (the “Pension Plan”) that is sponsored by Sun Life U.S., which is directly liable for the related obligations.  Benefits under the Pension Plan are based on years of service and employees’ average compensation.  The Company is allocated a portion of the Pension Plan’s expenses, or allocated a credit if expected return on plan assets exceeds the Pension Plan’s expenses.  The allocated (credit) expenses were $(165) thousand, $(38) thousand and $211 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.  Included in the 2005 allocation is a curtailment charge of $205 thousand related to changes in the Pension Plan.

401(k) Savings Plan

The Company participates in a savings plan that qualifies under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) sponsored by Sun Life U.S. for which substantially all employees of at least age 21 are eligible to participate at date of hire.  Employer contributions are matched up to a specified amount of the employee’s contributions to the 401(k) Plan.  The Company’s portion of this employer contribution was $21 thousand, $45 thousand, and $16 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

9.  RETIREMENT PLANS (Continued)

Other Post-Retirement Benefit Plans

The Company participates in a plan sponsored by Sun Life U.S. that provides certain health, dental and life insurance benefits (“post-retirement benefits”) for retired employees and dependents.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age, or retire early upon satisfying an alternate age-plus-service condition.  Life insurance benefits are generally set at a fixed amount.  The Company is allocated a portion of these post-retirement benefit plan expenses.  The allocated expenses were $9 thousand, $13 thousand and $8 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.

10. FEDERAL INCOME TAXES

The Company adopted FIN 48 on January 1, 2007.  FIN 48 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return.

As a result of the implementation of FIN 48, the Company recognized an increase of $38 thousand in the liability for unrecognized tax benefits (“UTBs”) and related net interest, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings.  The liability for UTBs related to permanent and temporary tax adjustments, exclusive of interest, was $2.5 million as of December 31, 2007 ($0.6 million as of January 1, 2007).  Of this total, $256 thousand of tax benefits would favorably affect the Company’s effective tax rate if the tax benefits were recognized in the financial statements.  In addition, consistent with the provisions of FIN 48, the Company reclassified $2.3 million of income taxes from deferred tax liabilities to accrued expenses and taxes at December 31, 2007.

The net increase in the tax liability, excluding accrued interest, of $1,966 thousand since the date of adoption resulted from the following (in 000’s):

Balance at January 1, 2007	$ 554
Gross increases related to tax positions in prior years	2,464
Gross decreases related to tax positions in prior years	(498)
Gross increases related to tax positions in current year	-
Settlements	-
Close of tax examinations / statutes of limitations	-

Balance at December 31, 2007	$ 2,520

The Company records interest and penalties related to income taxes as a component of other income or expense in the consolidated statements of operations.  The Company recognized $38 thousand of net interest and penalties as at January 1, 2007.  During the years ended December 31, 2007, the Company recognized an additional $75 thousand in gross interest and penalties related to UTBs.

While the Company expects the amount of unrecognized tax liabilities to change in the next twelve months, it does not expect the change to have a significant impact on its results of operations or financial position.

The Company’s federal income tax returns are periodically audited by the Internal Revenue Service (“IRS”), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  In August 2006, the IRS issued a Revenue Agent’s Report for the Company’s tax years 2001 and 2002.  The Company is currently at the Appeals Division of the IRS with respect to the tax years 2001 and 2002.  In the first quarter of 2007, the IRS commenced an examination of the Company’s U.S. federal income tax returns for the tax years 2003 and 2004.  This examination is anticipated to be completed by August 1, 2008.  While the final outcome of the appeal and ongoing tax examinations is not determinable, the Company does not believe that any adjustments would be material to its financial position.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

10. FEDERAL INCOME TAXES (continued)

The Company's accounting records for tax years 2001 through 2007 remain subject to examination by the IRS.

The Company will participate in a consolidated federal income tax return with Sun Life U.S. and other affiliates for the year ended December 31, 2007.  The Company filed a stand-alone federal income tax return for the years ended December 31, 2006 and 2005.  A summary of the components of federal income tax expense (benefit) in the statements of income for the years ended December 31, is as follows (in 000’s):

	2007	2006	2005
Federal income tax expense (benefit):
Current	$8,651	$(2,783)	$3,225
Deferred	290	10,193	(947)

Total federal income tax expense	$8,941	$7,410	$2,278

Federal income taxes attributable to operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate of 35%.  The Company’s effective rate differed from the statutory federal income tax rate as follows (in 000’s):

	2007	2006	2005

Federal income tax expense at statutory rate	$9,571	$8,275	$2,702
Prior year adjustments, including settlements	(208)	(340)	(424)
Separate account dividend received deduction	(438)	(525)	-
Other permanent items	16	-	-

Total federal income tax expense	$8,941	$7,410	$2,278

Net deferred income tax (liabilities) assets represent the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes.  The components of the Company’s deferred tax assets and liabilities as of December 31 were as follows (in 000’s):

	2007	2006

Deferred tax assets:
Actuarial liabilities	$31,025	$4,555
Net operating loss	-	7,954
Investments, net	1,532	762

Total deferred tax assets	32,557	13,271

Deferred tax liabilities:
Deferred policy acquisition costs	(31,110)	(18,836)
Other	(2,492)	(1,388)

Total deferred tax liabilities	(33,602)	(20,224)

Net deferred tax liability	$(1,045)	$(6,953)

The Company had a federal income tax payment of $67 thousand for the year ended December 31, 2007.  The Company had no net income tax payments for the year ended December 31, 2006.  The Company received income tax refunds of approximately $274 thousand for the year ended December 31, 2005.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses, which is related to the Company’s stop loss, group life and group disability insurance products is summarized below (in 000’s):

	2007	2006

Balance at January 1	$36,689	$33,141
Less: reinsurance recoverable	(5,906)	(5,886)
Net balance at January 1	30,783	27,255
Incurred related to:
Current year	96,377	26,644
Prior years	(1,805)	(1,294)
Total incurred	94,572	25,350
Paid losses related to:
Current year	(47,531)	(14,881)
Prior years	(8,867)	(6,941)
Total paid	(56,398)	(21,822)

Balance at December 31	74,878	36,689
Less: reinsurance recoverable	(5,921)	(5,906)
Net balance at December 31	$68,957	$30,783
The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims.  Changes in prior estimates are recorded in results of operations in the year such changes are determined.

As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expense decreased by $1.8 million and $1.3 million in 2007 and 2006, respectively.  The favorable development experienced in both years was driven mainly by better than expected loss experience in group life.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

12.  LIABILITIES FOR CONTRACT GUARANTEES

As disclosed in Note 1, the Company records its reserves for GMDBs in accordance with SOP 03-1, whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.  The major provisions of SOP 03-1 that affect the Company require:

•	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts.
•	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC.
•	Reporting and measuring the Company’s interest in its separate accounts as investments.

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract adjusted for any customer withdrawals, (b) total deposits made on the contract adjusted for any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2007 (in 000’s):

Benefit Type	Account Balance	Net Amount at Risk (a)	Average Attained Age
Minimum Death	$1,005,573	$24,860	63.8
Minimum Accumulation or Withdrawal	$395,132	$581	60.7

(a) Net amount at risk represents the difference between the guaranteed benefit and account balance.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2006 (in 000’s):

Benefit Type	Account Balance	Net Amount at Risk (a)	Average Attained Age
Minimum Death	$895,458	$31,752	63.8
Minimum Accumulation or Withdrawal	$232,257	$6	60.2

(a) Net amount at risk represents the difference between the guaranteed benefit and account balance.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

12.  LIABILITIES FOR CONTRACT GUARANTEES (continued)

The following roll-forward summarizes the reserve for the GMDB for the years ended December 31, (in 000’s):

	2007	2006
Balance at January 1	$681	$681
Benefit Ratio Change / Assumption Changes	183	84
Incurred guaranteed benefits	603	840
Paid guaranteed benefits	(806)	(972)
Interest	49	48

Balance at December 31	$710	$681

Because the Company has not issued products that contain a guaranteed minimum income benefit (“GMIB”), there was no requirement for a GMIB reserve as of December 31, 2007.

The liability for death benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest and less contract benefit payments.  The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges.  The benefit ratio may be in excess of 100%.  For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance.  For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated future gross profits.  Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant’s attained age.

The liability for guarantees is re-evaluated regularly, and adjustments are made to the liability balance through a charge or credit to policyowner benefits.

GMABs and GMWBs are considered to be derivatives under SFAS No. 133, and are recorded at fair value through earnings.  The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection.  Policyholder assumptions are based on experience studies.  The net balance of GMABs and GMWBs constituted (a liability) an asset in the amount of $(3.6) million and $0.4 million at December 31, 2007 and 2006, respectively.

13. DEFERRED POLICY ACQUISITION COSTS

The changes in DAC for the years ended December 31 were as follow (in 000’s):

	2007	2006

Balance at January 1	$85,021	$80,640
Acquisition costs deferred	32,796	24,163
Amortized to expense during year	(12,138)	(18,422)
Adjustment related to change in unrealized
investment (gains) losses during year	12,447	(1,360)
Balance at December 31	$118,126	$85,021

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

14. VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

The changes in VOBA and VOCRA for the year ended December 31, 2007 were as follows (in 000's):

2007

Balance at January 1	$-
Amount capitalized resulting from the SLHIC asset transfer	23,854
Amortized to expense during the year	(7,783)
Balance at December 31	$16,071

Additions to VOBA and VOCRA were a result of the SLHIC asset transfer, as described in Note 1.  VOBA transferred was $7.6 million and VOCRA transferred was $16.2 million.

15. SEGMENT INFORMATION

The Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing-related activities.  Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets by line of business.  Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not materially depend on one or a few customers, brokers or agents for a significant portion of its operations.

Effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to be more closely aligned with rating agency standards.  The changes impact the amount of capital and income on capital that is allocated to the Company’s Wealth Management, Individual Protection and Group Protection Segments from the Corporate Segment.

Wealth Management

The Wealth Management Segment markets, sells and administers fixed and variable annuity products.

Group Protection

The Group Protection Segment markets, sells and administers group life, stop loss, long-term disability and short-term disability, and group dental insurance products.  These products are sold to small and mid-size employers that provide group benefits for their employees.

Individual Protection

The Individual Protection Segment markets, sells and administers universal life insurance, variable universal life insurance and conversions from the Company’s group life product.

Corporate

The Corporate Segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments.

 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

15. SEGMENT INFORMATION (continued)

The following amounts pertained to the various business segments (in 000’s):

Year ended December 31, 2007

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$93,074	$93,253	$15,646	$2,412	$204,385
Total Expenditures	80,877	93,232	7,019	(4,091)	177,037
Pretax Income	12,197	21	8,627	6,503	27,348

Net Income	$8,274	$13	$5,608	$4,512	$18,407

Total Assets	$2,308,807	$120,942	$371,845	$68,973	$2,870,567

Year ended December 31, 2006

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$97,296	$39,833	$8,226	$5,334	$150,689
Total Expenditures	86,956	35,356	7,662	(2,928)	127,046
Pretax Income	10,340	4,477	564	8,262	23,643

Net Income	$7,803	$2,910	$366	$5,154	$16,233

Total Assets	$2,357,623	$80,969	$123,752	$139,340	$2,701,684

Year ended December 31, 2005

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$101,854	$32,604	$1,366	$179	$136,003
Total Expenditures	94,084	32,333	1,899	(32)	128,284
Pretax Income (Loss)	7,770	271	(533)	211	7,719

Net Income (Loss)	$5,475	$176	$(347)	$137	$5,441

Total Assets	$2,649,575	$55,319	$10,575	$1,069	$2,716,538

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

15. SEGMENT INFORMATION (continued)

As described earlier, effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to be more closely aligned with rating agency standards.  The following provides a summary of the amounts allocated from the Corporate Segment to the other segments related to the allocation of income on capital for the years presented (in 000’s):

Year ended December 31, 2007

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Pretax income (loss)	$2,903	$648	$3,708	$(7,259)	$-

Year ended December 31, 2006

Pretax income (loss)	$4,401	$775	$814	$(5,990)	$-

Year ended December 31, 2005

Pretax income (loss)	$12,379	$362	$-	$(12,741)	$-

16. REGULATORY FINANCIAL INFORMATION

The Company is required to file quarterly and annual statements with the New York State Insurance Department prepared on a statutory accounting basis prescribed or permitted by the State of New York.  For the years ended December 31, 2007, 2006 and 2005, there were no permitted practices followed.  Statutory net income and capital stock and surplus differ from net income and stockholder’s equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, and income tax expense reflects only taxes paid or currently payable.

The Company’s statutory capital and surplus, and net (loss) income were as follows (in 000’s):

	Unaudited for the Years ended December 31,
	2007	2006	2005

Statutory capital and surplus	$ 206,952	$ 132,693	$ 180,009
Statutory net loss	(25,380)	(51,183)	(11,841)

17. DIVIDEND RESTRICTIONS

The Company’s ability to pay dividends is subject to certain statutory restrictions.  The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers.  New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  The Company is permitted to pay dividends up to a maximum of $20.7 million in 2008 without prior approval from the New York Superintendent of Insurance.  No dividends were paid by the Company during 2007, 2006 or 2005.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

18. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The components of accumulated other comprehensive (loss) income as of December 31, were as follows (in 000’s):

	2007	2006	2005
Unrealized (losses) gains on available-for-sale securities	$(29,880)	$2,976	$(1,785)
Changes in reserves due to unrealized (losses) gains on available-for-sale securities	(592)	(452)	(3)
Changes in DAC due to unrealized (losses) gains on available-for-sale securities	11,780	(537)	823
Tax effect and other	6,768	(555)	477

Accumulated other comprehensive (loss) income	$(11,924)	$1,432	$(488)

19. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Under the insurance guaranty fund laws of New York, insurers licensed to do business in the State of New York can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants.  The insurance guaranty laws of New York provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s insolvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Litigation, Income Taxes and Other Matters

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2006-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope, and application of new regulations.  The timing, substance, and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives.  For the year ended December 31, 2007, the Company recorded a benefit of $438 thousand related to the separate account DRD.

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

19. COMMITMENTS AND CONTINGENCIES (Continued)

Indemnities

In the normal course of business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimatable.  Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities and equipment under non-cancelable operating leases with terms of up to 10 years.  As of December 31, 2007, minimum future lease payments under such leases were as follows (in 000’s):

2008	$ 283
2009	283
2010	44
Total	$ 610

Total rental expense for the years ended December 31, 2007, 2006 and 2005 was $1.5 million, $0.8 million and $1.0 million, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Insurance and Annuity Company of New York
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Insurance and Annuity Company of New York and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007.  These financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2007, the Company adopted the provisions of the Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No.109”.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 18, 2008

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PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of Sun Life Insurance and Annuity Company of New York, dated April 24, 2003, authorizing the establishment of Sun Life (N.Y.) Variable Account D (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

B.	None.

C.
Principal Underwriting Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc., dated February 1, 2003 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

D.
(1) Survivorship Flexible Premium Combination Fixed and Variable Life Insurance Policy (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105441, filed with the Securities and Exchange Commission on May 21, 2003.)

(2) Maturity Extension Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105441, filed with the Securities and Exchange Commission on May 21, 2003.)

(3) Aviation Exclusion Endorsement (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105441, filed with the Securities and Exchange Commission on May 21, 2003.)

E.
(1) Application for Survivorship Flexible Premium Combination Fixed and Variable Life Insurance Policy (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2) Aviation Questionnaire (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(3) Certificate of Insurability (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(4) Personal Finance Questionnaire (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

F.
Charter and By-Laws of Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed with the Securities and Exchange Commission on May 14, 2004.)

G.
Specimen Reinsurance Contract.  (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on October 30, 2002.)

H.           (1)      Participation Agreement, dated April 17, 2000, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-67864, filed with the Securities and Exchange Commission on November 6, 2002.)

(2)      Amended and Restated Participation Agreement, dated December 13, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)       Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Insurance and Annuity Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on May 2, 2005.)

(4)       Participation Agreement, dated September 1, 2001, by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(5)      Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

(6)      Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 033-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

 (7)      Amended and Restated Participation Agreement, dated November 6, 2002, by and among MFS/Sun Life Series Trust, Sun Life Insurance and Annuity Company of New York, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-107983, filed with the Securities and Exchange Commission on May 28, 2004.)

(8)      Participation Agreement, dated August 1, 2003, by and among Sun Life Assurance Company of Canada (U.S.), Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account J on Form N-6, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(9)
Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(10)
Participation Agreement, dated September 16, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(11)
Participation Agreement, dated February 17, 1998, by and among Sun Life Assurance Company of Canada (U.S.), The Alger American Fund and Fred Alger and Company, Incorporated. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form S-6, File No. 333-68601, filed with the Securities and Exchange Commission on April 27, 1999.)

(12)
Participation Agreement, dated February 17, 1998, by and among Sun Life Assurance Company of Canada (U.S.) and Lord, Abbett & Co. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 26, 2002.)

(13)
Amended and Restated Participation Agreement, dated August 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form S-6, File No. 333-13087, filed with the Securities and Exchange Commission on April 29, 1999.)

(14)
Amended and Restated Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(15)
Participation Agreement, dated August 6, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, LP. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100831, filed with the Securities and Exchange Commission on April 29, 2005.)

(16)
Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File 333-105438, filed with the Securities and Exchange Commission on May 2, 2005.)

(17)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File 333-105438, filed with the Securities and Exchange Commission on May 2, 2005.)

(18a)   Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(18b)  Amendment 1, dated October 1, 2006, to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment 1 to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit 15b, File No. 333-136435, filed with the Securities and Exchange Commission on April 27, 2007.)

I.	(1)
Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2)           Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000.  (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

J.	(1)
Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105441, filed with the Securities and Exchange Commission on April 28, 2008.)

(2)
Resolution of the Board of Directors of the Depositor dated July 24, 2003, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-100475, filed with the Securities and Exchange Commission on April 23, 2004.)

K.           Legal Opinion.

L.           None.

M.           None.

N.           Consent of Independent Registered Public Accounting Firm.

O.           None.

P.           None.

Q.           None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and	Principal Positions and Officers
Business Address	With Depositor

Thomas A. Bogart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

Ronald H. Friesen	Director and Senior Vice President and Chief
Sun Life Assurance Company of Canada (U.S.)	Financial Officer and Treasurer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Scott M. Davis	Director and Senior Vice President and General
Sun Life Assurance Company of Canada (U.S.)	Counsel
One Sun Life Executive Park
Wellesley Hills, MA 02481

Leila Heckman	Director
Bear Stearns Asset Management
383 Madison Avenue
New York, NY 10179

Donald B. Henderson, Jr.	Director
Dewey & LeBoeuf, L.L.P.
125 West 55th Street
New York, NY 10019

Peter R. O'Flinn	Director
344 Cream Hill Road
West Cornwall, CT 06796

Robert C. Salipante	Director and Chairman and President
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Barbara Z. Shattuck	Director
Shattuck Hammond Partners LLC
630 Fifth Avenue, Suite 2950
New York, NY 10019

David K. Stevenson	Director
47 Village Avenue, Unit 301
Dedham, MA 02026

Keith Gubbay	Director and Senior Vice President and Chief Actuary
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

Michael E. Shunney	Director and Senior Vice President and General
Sun Life Assurance Company of Canada (U.S.)	Manager, Sun Life Financial Distribution Group
One Sun Life Executive Park
Wellesley Hills, MA 02481

Michele G. Van Leer	Director and Senior Vice President and General
Sun Life Assurance Company of Canada (U.S.)	Manager, Retail Insurance and Annuity
One Sun Life Executive Park	Division
Wellesley Hills, MA 02481

James M.A. Anderson	Executive Vice President and Chief Investment
Sun Life Assurance Company of Canada	Officer
150 King Street West
Toronto Ontario Canada M5H 1J9

Michael S. Bloom	Assistant Vice President and Senior Counsel and
Sun Life Assurance Company of Canada (U.S.)	Secretary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Maura E. Slattery Machold	Vice President, Human Resources
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, MA 02481

John R. Wright	Executive Vice President, Sun Life Financial
Sun Life Assurance Company of Canada (U.S.)	U.S. Operations
One Sun Life Executive Park
Wellesley Hills, MA 02481

Janet Whitehouse	Director and Senior Vice President and General
Sun Life Assurance Company of Canada (U.S.)	Manager, Employee Benefits Group
One Sun Life Executive Park
Wellesley Hills, MA 02481

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-6 of Sun Life of Canada (U.S.) Variable Account F, File No. 333-83516, filed February 12, 2008.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

ITEM 29.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

(a)  Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, I and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, DBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B and C, J and N, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account and Total Return Variable Account.

(b)
Name and Principal	Position and Offices
Business Address*	with Underwriter

James J. Cahill	President
Scott M. Davis	Director
Michele G. Van Leer	Director
Ronald H. Friesen	Director
Ann B. Teixeira	Assistant Vice President, Compliance
Michael S. Bloom	Secretary
Kathleen T. Baron	Chief Compliance Officer
Michael L. Gentile	Vice President
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Alyssa M. Gair	Assistant Secretary
Michelle D’Albero	Counsel

The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c)  Not applicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 1115, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Sun Life Assurance Company of Canada (U.S.), at One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Insurance and Annuity Company of New York hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life Insurance and Annuity Company of New York.

74

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 16th day of September, 2008.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: /s/ Robert C. Salipante*
Robert C. Salipante
President

*By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President
and Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante*	President and Chairman and Director	September 16, 2008
Robert C. Salipante	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Senior Vice President and Chief Financial Officer	September 16, 2008
Ronald H. Friesen	and Treasurer and Director
(Principal Financial Officer)

/s/ Michael K. Moran*	Vice President and Chief Accounting Officer	September 16, 2008
Michael K. Moran
(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	September 16, 2008
Sandra M. DaDalt	Keith Gubbay, Director
Janet Whitehouse, Director
Donald B. Henderson, Jr., Director
Peter R. O'Flinn, Director
David K. Stevenson, Director
Barbara Z. Shattuck, Director
Leila Heckman, Director
Thomas A. Bogart, Director
Scott M. Davis, Director
Michele G. Van Leer, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-100475) filed on April 23, 2004.

74

EXHIBIT INDEX

K	Legal Opinion

N	Consent of Independent Registered Public Accounting Firm

Representation of Counsel Pursuant to Rule 485(b)

74